--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                   RWB/DFA U.S. High Book to Market Portfolio
               RWB/DFA Two-Year Corporate Fixed Income Portfolio
                     RWB/DFA Two-Year Government Portfolio
                      DFA Investment Dimensions Group Inc.
              RWB/DFA International High Book to Market Portfolio

                               Semi-Annual Report

                         Six Months Ended May 31, 1999
                                  (Unaudited)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                               SEMI-ANNUAL REPORT

                                  (UNAUDITED)

                               TABLE OF CONTENTS

                                                                                                                         PAGE
                                                                                                                       ---------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities..............................................................................          1
    Statements of Net Assets.........................................................................................        2-4
    Statements of Operations.........................................................................................          5
    Statements of Changes in Net Assets..............................................................................        6-7
    Financial Highlights.............................................................................................        8-9
    Notes to Financial Statements....................................................................................      10-12

DFA INVESTMENT DIMENSIONS GROUP INC.
    Statement of Assets and Liabilities..............................................................................         13
    Statement of Operations..........................................................................................         14
    Statements of Changes in Net Assets..............................................................................         15
    Financial Highlights.............................................................................................         16
    Notes to Financial Statements....................................................................................      17-18

THE DFA INVESTMENT TRUST COMPANY
    Schedule of Investments..........................................................................................      19-29
    Statements of Assets and Liabilities.............................................................................         30
    Statements of Operations.........................................................................................         31
    Statements of Changes in Net Assets..............................................................................         32
    Financial Highlights.............................................................................................      33-34
    Notes to Financial Statements....................................................................................      35-37

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company
  (6,756,687 Shares, Cost $102,819++) at Value...........................................  $   134,053
Receivables for:
  Fund Shares Sold.......................................................................          106
  Investment Securities Sold.............................................................           27
Prepaid Expenses and Other Assets........................................................           16
                                                                                           -----------
    Total Assets.........................................................................      134,202
                                                                                           -----------

LIABILITIES:
Payable for Fund Shares Redeemed.........................................................          133
Accrued Expenses and Other Liabilities...................................................           39
                                                                                           -----------
    Total Liabilities....................................................................          172
                                                                                           -----------

NET ASSETS...............................................................................  $   134,030
                                                                                           ===========

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)...............................................................    8,722,642
                                                                                           ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................................  $     15.37
                                                                                           ===========

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $104,705.

                See accompanying Notes to Financial Statements.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
COMMERCIAL PAPER -- (58.0%)
Abbott Laboratories C.P.
    4.750%, 06/08/99...................................  $     4,500   $  4,495,756
BP America C.P.
    4.920%, 06/01/99...................................        4,000      4,000,000
BellSouth Capital Funding C.P.
    4.770%, 06/25/99...................................        2,000      1,993,580
    4.810%, 07/23/99...................................        2,000      1,986,047
Caisse des Depots et Consignations C.P.
    4.770%, 06/04/99...................................        2,000      1,999,192
    4.770%, 06/08/99...................................        2,500      2,497,642
Campbell Soup Co. C.P.
    4.800%, 06/11/99...................................        4,500      4,493,975
Canadian Wheat Board C.P.
    4.770%, 07/22/99...................................        4,700      4,667,840
Ciesco L.P. C.P.
    4.780%, 07/09/99...................................        4,000      3,979,606
Electricite de France C.P.
    4.770%, 08/09/99...................................        4,500      4,458,083
Emerson Electric Co. C.P.
    4.770%, 06/09/99...................................        1,000        998,929
Enterprise Funding Corp. C.P.
    4.900%, 07/13/99...................................        3,000      2,982,990
Gannett Co. C.P.
    4.780%, 06/14/99...................................        3,500      3,493,870
Glaxo Wellcome P.L.C. C.P.
    4.770%, 07/19/99...................................        4,500      4,470,720
Metlife Funding, Inc. C.P.
    4.780%, 06/16/99...................................        4,000      3,991,966
National Rural Utilities C.P.
    4.820%, 06/07/99...................................        3,000      2,997,550
Novartis Finance Corp. C.P.
    4.800%, 06/08/99...................................        4,000      3,996,189
Paccar Financial Corp. C.P.
    4.780%, 06/02/99...................................        3,000      2,999,596
Pfizer, Inc. C.P.
    4.750%, 06/04/99...................................        4,000      3,998,383
Sheffield Receivables Corp. C.P.
    4.840%, 06/25/99...................................        4,000      3,987,173
Shell Financial U.K. C.P.
    4.770%, 07/21/99...................................        3,000      2,979,875
Smithkline Beecham Corp. C.P.
    4.830%, 06/04/99...................................        3,000      2,998,787
St. Michael Finance, Ltd. C.P.
    4.830%, 06/17/99...................................        4,000      3,991,395
Toyota Motor Credit Corp. C.P.
    4.780%, 06/11/99...................................        3,500      3,495,314
    4.790%, 06/22/99...................................        1,000        997,194
USAA Capital Corp. C.P.
    4.820%, 07/27/99...................................        4,000      3,969,946
Windmill Funding Corp. C.P.
    4.820%, 06/11/99...................................        2,500      2,496,653
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $89,421,072)...................................                  89,418,251
                                                                       ------------

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

AGENCY OBLIGATIONS -- (17.4%)
Federal Farm Credit Bank
    5.125%, 04/02/01...................................  $     4,500   $  4,459,756
Federal Home Loan Bank
    5.375%, 03/02/01...................................        4,500      4,479,940
    5.125%, 04/17/01...................................        9,000      8,916,334
Federal National Mortgage Association
    5.310%, 05/18/01...................................        4,500      4,471,821
    5.440%, 05/21/01...................................        4,500      4,482,505
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $26,929,427)...................................                  26,810,356
                                                                       ------------
BONDS -- (14.2%)
American International Group, Inc. Medium Term Notes
    5.375%, 03/26/01...................................        4,500      4,466,700
Associates Corp. of North America Corporate Bonds
    5.600%, 01/15/01...................................        4,000      3,999,200
FCC National Bank Medium Term Notes
    5.380%, 04/26/01...................................        4,500      4,461,300
Norwest Financial, Inc. Corporate Bonds
    5.500%, 03/19/01...................................        4,500      4,455,000
Wachovia Bank N.A. Medium Term Notes
    5.400%, 03/15/01...................................        4,500      4,464,900
                                                                       ------------
TOTAL BONDS
  (Cost $21,999,194)...................................                  21,847,100
                                                                       ------------
VARIABLE RATE OBLIGATIONS -- (8.7%)
Chase Manhattan Corp.
    ***5.298%, 08/24/99................................        4,500      4,500,000
General Electric Capital Corp.
    ***4.958%, 08/24/99................................        4,500      4,500,000
Key Bank N.A.
    ***5.245%, 08/02/99................................        4,500      4,499,550
                                                                       ------------
TOTAL VARIABLE RATE OBLIGATIONS
  (Cost $13,496,731)...................................                  13,499,550
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.4%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $2,121,750) to be
   repurchased at $2,084,065 (Cost $2,083,000).........        2,083      2,083,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.7%) (Cost $153,929,424)++.....                 153,658,257
                                                                       ------------

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

CONTINUED

                                                                             VALUE+
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
 Interest Receivable...................................                $    454,821
 Receivable for Fund Shares Sold.......................                      33,844
 Payable for Fund Shares Redeemed......................                     (59,768)
 Other Liabilities in Excess of Other Assets...........                     (26,753)
                                                                       ------------
                                                                            402,144
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 15,177,545
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $154,060,401
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.15
                                                                       ============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
 ***  Rates shown are the rates as of May 31, 1999, and maturities shown are the next interest readjustment dates.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                     RWB/DFA TWO-YEAR GOVERNMENT PORTFOLIO

                            STATEMENT OF NET ASSETS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
AGENCY OBLIGATIONS -- (76.3%)
Federal Farm Credit Bank
   5.570%, 03/23/01....................................  $      3,000  $  2,996,250
   5.125%, 04/02/01....................................        25,000    24,776,420
Federal Home Loan Bank
   4.690%, 06/04/99....................................         5,000     4,998,104
   4.715%, 06/18/99....................................        13,000    12,971,208
   4.700%, 06/23/99....................................         8,000     7,977,040
   4.740%, 08/13/99....................................         3,000     2,971,165
   5.375%, 03/02/01....................................        20,000    19,910,844
   5.125%, 04/17/01....................................        14,500    14,365,205
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
 (Cost $91,200,963)....................................                  90,966,236
                                                                       ------------
U.S. TREASURY OBLIGATIONS -- (21.1%)
U.S. Treasury Notes
   5.625%, 11/30/00 (Cost $25,116,462).................        25,000    25,108,250
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (1.6%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.25%, 01/31/02, valued at $1,945,800) to be
   repurchased at $1,913,978 (Cost $1,913,000).........         1,913     1,913,000
                                                                       ------------
TOTAL INVESTMENTS -- (99.0%)
  (Cost $118,230,425)++................................                 117,987,486
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.0%)
 Other Assets..........................................                   1,357,700
 Other Liabilities.....................................                    (148,394)
                                                                       ------------
                                                                          1,209,306
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 11,775,376
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $119,196,792
                                                                       ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.12
                                                                       ============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                                                  RWB/DFA
                                                                  RWB/DFA         TWO-YEAR
                                                                  U.S. HIGH       CORPORATE
                                                                    BOOK           FIXED         RWB/DFA TWO-YEAR
                                                                   MARKET         INCOME         GOVERNMENT
                                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                  ---------       --------       ----------------
INVESTMENT INCOME
  Interest..................................................            --         $3,953            $ 3,026
  Income Distributions Received from The DFA Investment
    Trust Company...........................................       $   668             --                 --
                                                                   -------         ------            -------
      Total Investment Income...............................           668          3,953              3,026
                                                                   -------         ------            -------

EXPENSES
  Investment Advisory Services..............................            --            117                 92
  Administrative Services...................................             7             --                 --
  Accounting & Transfer Agent Fees..........................             5             38                 33
  Client Service Fee........................................            77             42                 33
  Custodian's Fees..........................................            --              7                  5
  Legal Fees................................................             4              7                  3
  Audit Fees................................................             1              9                  8
  Filing Fees...............................................            17             11                  8
  Shareholders' Reports.....................................             9             11                 15
  Directors' Fees and Expenses..............................             1              2                  2
  Organization Costs........................................             3              3                  3
  Other.....................................................             1              5                  2
                                                                   -------         ------            -------
      Total Expenses........................................           125            252                204
                                                                   -------         ------            -------
  NET INVESTMENT INCOME.....................................           543          3,701              2,822
                                                                   -------         ------            -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Capital Gains Distributions Received from The DFA
    Investment Trust Company................................        11,123             --                 --
  Net Realized Gain (Loss) on Investment Securities.........           501             --                 (3)
  Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................         6,901           (278)              (244)
                                                                   -------         ------            -------
  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................        18,525           (278)              (247)
                                                                   -------         ------            -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........       $19,068         $3,423            $ 2,575
                                                                   =======         ======            =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                   RWB/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                      SIX MONTHS     YEAR
                                                                         ENDED       ENDED
                                                                       MAY 31,     NOV. 30,
                                                                         1999        1998
                                                                       ---------   ---------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............................................   $     543   $   2,180
  Capital Gain Distributions Received from The DFA Investment Trust
    Company.........................................................      11,123       7,112
  Net Realized Gain (Loss) on Investment Securities.................         501      (1,408)
  Change in Unrealized Appreciation of:
    Investment Securities...........................................       6,901       6,448
                                                                       ---------   ---------

      Net Increase in Net Assets Resulting from Operations..........      19,068      14,332
                                                                       ---------   ---------

Distributions From:
  Net Investment Income.............................................      (1,109)     (2,119)
  Net Realized Gains................................................      (5,307)     (3,940)
                                                                       ---------   ---------
      Total Distributions...........................................      (6,416)     (6,059)
                                                                       ---------   ---------
Capital Share Transactions (1):
  Shares Issued.....................................................      16,099      53,048
  Shares Issued in Lieu of Cash Distributions.......................       6,130       5,586
  Shares Redeemed...................................................     (46,129)    (50,113)
                                                                       ---------   ---------

      Net Increase (Decrease) From Capital Share Transactions.......     (23,900)      8,521
                                                                       ---------   ---------

      Total Increase (Decrease).....................................     (11,248)     16,794

NET ASSETS
  Beginning of Period...............................................     145,278     128,484
                                                                       ---------   ---------
  End of Period.....................................................   $ 134,030   $ 145,278
                                                                       =========   =========
(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................................       1,150       3,826
   Shares Issued in Lieu of Cash Distributions......................         463         437
   Shares Redeemed..................................................      (3,277)     (3,670)
                                                                       ---------   ---------
                                                                          (1,664)        593
                                                                       =========   =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                       RWB/DFA TWO-YEAR        RWB/DFA TWO-YEAR
                                       CORPORATE FIXED            GOVERNMENT
                                       INCOME PORTFOLIO           PORTFOLIO
                                    ----------------------  ----------------------
                                    SIX MONTHS     YEAR     SIX MONTHS     YEAR
                                       ENDED       ENDED       ENDED       ENDED
                                     MAY 31,     NOV. 30,    MAY 31,     NOV. 30,
                                       1999        1998        1999        1998
                                    -----------  ---------  -----------  ---------
                                    (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income...........   $   3,701   $   8,492   $   2,822   $   6,616
  Net Realized Gain (Loss) on
    Investment Securities.........          --         289          (3)        442
  Change in Unrealized
    Depreciation of Investment
    Securities....................        (278)       (147)       (244)       (173)
                                     ---------   ---------   ---------   ---------

      Net Increase in Net Assets
        Resulting from
        Operations................       3,423       8,634       2,575       6,885
                                     ---------   ---------   ---------   ---------

Distributions From:
  Net Investment Income...........      (3,872)     (9,123)     (2,950)     (6,917)
  Net Realized Gains..............        (280)        (30)       (448)       (140)
                                     ---------   ---------   ---------   ---------
      Total Distributions.........      (4,152)     (9,153)     (3,398)     (7,057)
                                     ---------   ---------   ---------   ---------

Capital Share Transactions (1):
  Shares Issued...................      28,968      51,880      13,109      39,162
  Shares Issued in Lieu of Cash
    Distributions.................       3,854         444       3,237         187
  Shares Redeemed.................     (36,619)    (46,991)    (23,812)    (42,757)
                                     ---------   ---------   ---------   ---------

      Net Increase (Decrease) From
        Capital Share
        Transactions..............      (3,797)      5,333      (7,466)     (3,408)
                                     ---------   ---------   ---------   ---------

      Total Increase (Decrease)...      (4,526)      4,814      (8,289)     (3,580)

NET ASSETS
  Beginning of Period.............     158,586     153,772     127,486     131,066
                                     ---------   ---------   ---------   ---------
  End of Period...................   $ 154,060   $ 158,586   $ 119,197   $ 127,486
                                     =========   =========   =========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued..................       2,878       5,115       1,300       3,864
   Shares Issued in Lieu of Cash
     Distributions................         384          44         323          19
   Shares Redeemed................      (3,640)     (4,634)     (2,362)     (4,218)
                                     ---------   ---------   ---------   ---------
                                          (378)        525        (739)       (335)
                                     =========   =========   =========   =========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       RWB/DFA
                                                                   U.S. HIGH BOOK
                                                                 TO MARKET PORTFOLIO
                                          -----------------------------------------------------------------
                                             SIX MONTHS             YEAR            YEAR          JUNE 7
                                               ENDED               ENDED           ENDED             TO
                                              MAY 31,             NOV. 30,        NOV. 30,        NOV. 30,
                                                1999                1998            1997            1996
                                          -----------------       ---------       ---------       ---------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....          $  13.99        $  13.12        $  10.77        $  10.00
                                                  --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................              0.06            0.21            0.20            0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........              1.95            1.27            2.45            0.72
                                                  --------        --------        --------        --------
    Total from Investment Operations....              2.01            1.48            2.65            0.80
                                                  --------        --------        --------        --------
LESS DISTRIBUTIONS
  Net Investment Income.................             (0.12)          (0.21)          (0.20)          (0.03)
  Net Realized Gains....................             (0.51)          (0.40)          (0.10)             --
                                                  --------        --------        --------        --------
    Total Distributions.................             (0.63)          (0.61)          (0.30)          (0.03)
                                                  --------        --------        --------        --------
Net Asset Value, End of Period..........          $  15.37        $  13.99        $  13.12        $  10.77
                                                  ========        ========        ========        ========
Total Return............................             15.10%#         11.78%          25.01%           8.06%#
Net Assets, End of Period (thousands)...          $134,030        $145,278        $128,484        $ 40,708
Ratio of Expenses to Average Net
  Assets................................              0.34%*(1)       0.33%(1)        0.36%(1)        0.71%*(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses).............................              0.34%*(1)       0.33%(1)        0.36%(1)        0.71%*(1)
Ratio of Net Investment Income to
  Average Net Assets....................              0.79%*          1.54%           1.76%           2.70%*
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........              0.79%*          1.54%           1.76%           2.70%*
Portfolio Turnover Rate.................               N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................             37.54%*         24.70%          17.71%          20.12%(2)

                                                                       RWB/DFA
                                                                 TWO-YEAR CORPORATE
                                                               FIXED INCOME PORTFOLIO
                                          -----------------------------------------------------------------
                                             SIX MONTHS             YEAR            YEAR          JUNE 7
                                               ENDED               ENDED           ENDED             TO
                                              MAY 31,             NOV. 30,        NOV. 30,        NOV. 30,
                                                1999                1998            1997            1996
                                          -----------------       ---------       ---------       ---------
                                          (UNAUDITED)
Net Asset Value, Beginning of Period....          $  10.19        $  10.23        $  10.24        $  10.00
                                                  --------        --------        --------        --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................              0.24            0.55            0.57            0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........             (0.01)             --           (0.01)           0.11
                                                  --------        --------        --------        --------
    Total from Investment Operations....              0.23            0.55            0.56            0.37
                                                  --------        --------        --------        --------
LESS DISTRIBUTIONS
  Net Investment Income.................             (0.25)          (0.59)          (0.56)          (0.13)
  Net Realized Gains....................             (0.02)             --           (0.01)             --
                                                  --------        --------        --------        --------
    Total Distributions.................             (0.27)          (0.59)          (0.57)          (0.13)
                                                  --------        --------        --------        --------
Net Asset Value, End of Period..........          $  10.15        $  10.19        $  10.23        $  10.24
                                                  ========        ========        ========        ========
Total Return............................              2.25%#          5.64%           5.79%           3.69%#
Net Assets, End of Period (thousands)...          $154,060        $158,586        $153,772        $122,807
Ratio of Expenses to Average Net
  Assets................................              0.32%*          0.31%           0.34%(1)        0.31%*(1)
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses).............................              0.32%*          0.31%           0.35%(1)        0.34%*(1)
Ratio of Net Investment Income to
  Average Net Assets....................              4.75%*          5.43%           5.83%           5.72%*
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........              4.75%*          5.43%           5.82%           5.69%*
Portfolio Turnover Rate.................              0.00%*         15.98%            N/A             N/A
Portfolio Turnover Rate of Master Fund
  Series................................               N/A             N/A          147.78%          81.97*(2)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Items calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       RWB/DFA
                                                                                      TWO-YEAR
                                                                                GOVERNMENT PORTFOLIO
                                                        ---------------------------------------------------------------------
                                                           SIX MONTHS              YEAR             YEAR            JUNE 7
                                                              ENDED                ENDED            ENDED             TO
                                                            MAY 31,              NOV. 30,         NOV. 30,         NOV. 30,
                                                              1999                 1998             1997             1996
                                                        ------------------       ----------       ----------       ----------
                                                        (UNAUDITED)
Net Asset Value, Beginning of Period..............              $   10.19        $   10.20        $   10.23        $   10.00
                                                                ---------        ---------        ---------        ---------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income...........................                   0.24             0.53             0.54             0.26
  Net Gains (Losses) on Securities (Realized and
    Unrealized)...................................                  (0.04)            0.02             0.01             0.10
                                                                ---------        ---------        ---------        ---------
    Total from Investment Operations..............                   0.20             0.55             0.55             0.36
                                                                ---------        ---------        ---------        ---------
LESS DISTRIBUTIONS
  Net Investment Income...........................                  (0.24)           (0.55)           (0.53)           (0.13)
  Net Realized Gains..............................                  (0.03)           (0.01)           (0.05)              --
                                                                ---------        ---------        ---------        ---------
    Total Distributions...........................                  (0.27)           (0.56)           (0.58)           (0.13)
                                                                ---------        ---------        ---------        ---------
Net Asset Value, End of Period....................              $   10.12        $   10.19        $   10.20        $   10.23
                                                                =========        =========        =========        =========
Total Return......................................                   2.05%#           5.54%            5.58%            3.60%#
Net Assets, End of Period (thousands).............              $ 119,197        $ 127,486        $ 131,066        $ 104,644
Ratio of Expenses to Average Net Assets...........                   0.32%*           0.32%            0.37%(1)         0.38%*(1)
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses).............                   0.32%*           0.32%            0.38%            0.41%*(1)
Ratio of Net Investment Income to Average Net
  Assets..........................................                   4.75%*           5.17%            5.53%(1)         5.81%*(1)
Ratio of Net Investment Income to Average Net
  Assets (excluding waivers and assumption of
  expenses).......................................                   4.75%*           5.17%            5.52%            5.78%
Portfolio Turnover Rate...........................                   0.00%*          69.51%             N/A              N/A
Portfolio Turnover Rate of Master Fund Series.....                    N/A              N/A           153.67%          200.59%*(2)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-Annualized
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.
 (2)  Calculated for the period ended November 30, 1996.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios (the "Portfolios"), of which three are presented in this report.

    The RWB/DFA U.S. High Book to Market Portfolio invests all of its assets in The U.S. Large Cap Value Series (the "Series"), a corresponding Series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 7% of the outstanding shares of the Series.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Corporate Fixed Income Portfolio and RWB/DFA Two-Year Government Portfolio redeemed their entire interest in The DFA Two-Year Corporate Fixed Income Series and The DFA Two-Year Government Series, respectively, and received their share of the assets and liabilities of their Series. Immediately following this transaction, the Series were terminated.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of The U.S. Large Cap Value Series held by The RWB/DFA U.S. High Book to Market Portfolio are valued at its respective daily net asset value. Securities held by the RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolios' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The RWB/DFA Two-Year Corporate Fixed Income Portfolio and the RWB/DFA Two-Year Government Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series and two of the Portfolios. For the period ended May 31, 1999, the Portfolio's administrative or advisory fees, respectively, were computed daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets for each Portfolio.

                                                                            ADMINISTRATIVE    ADVISORY
                                                                                 FEES           FEES
                                                                            ---------------  -----------

RWB/DFA U.S. High Book to Market Portfolio................................         0.01%             --
RWB/DFA Two-Year Corporate Fixed Income Portfolio.........................            --          0.15%
RWB/DFA Two-Year Government Portfolio.....................................            --          0.15%

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS fees at the following effective annual rates of their average daily net assets for each Portfolio.

RWB/DFA U.S. High Book to Market Portfolio................................      0.15%
RWB/DFA Two-Year Corporate Fixed Income Portfolio.........................      0.08%
RWB/DFA Two-Year Government Portfolio.....................................      0.08%

    Until March 26, 1999, these fees were 0.09%, 0.04% 0.04%, respectively for each Portfolio.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the following portfolios made the following purchases and sales of Investment Securities:

                                                                                U.S. GOVERNMENT         OTHER INVESTMENT
                                                                                  SECURITIES               SECURITIES
                                                                            -----------------------  -----------------------
                                                                             PURCHASES     SALES      PURCHASES     SALES
                                                                            -----------  ----------  -----------  ----------
                                                                               (000)       (000)        (000)       (000)
The RWB/DFA Two-Year Corporate
  Fixed Income Portfolio..................................................
                                                                                    --           --   $  48,927           --
The RWB/DFA Two-Year
  Government Portfolio....................................................   $  87,395           --          --           --

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities for each Portfolio were as follows:

                                                                             GROSS UNREALIZED    GROSS UNREALIZED
                                                                               APPRECIATION        DEPRECIATION         NET
                                                                             -----------------  -------------------  ----------
                                                                                   (000)               (000)           (000)
The RWB/DFA U.S. High Book to Market Portfolio.............................     $    29,348                 --       $   29,348
The RWB/DFA Two-Year Corporate Fixed Income Portfolio......................              36          $    (307)            (271)
The RWB/DFA Two-Year Government Portfolio..................................              11               (254)            (243)

F. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1999, net assets consisted of (amounts in thousands):

                                                                                          RWB/DFA
                                                                      RWB/DFA U.S.        TWO-YEAR             RWB/DFA
                                                                      HIGH BOOK TO    CORPORATE FIXED         TWO-YEAR
                                                                    MARKET PORTFOLIO  INCOME PORTFOLIO  GOVERNMENT PORTFOLIO
                                                                    ----------------  ----------------  ---------------------
Paid-In Capital...................................................    $     92,925      $    152,517         $   118,034
Undistributed Net Investment Income (Loss)........................             (66)            1,403               1,423
Undistributed Net Realized Gain (Loss)............................           9,937               411                 (17)
Unrealized Appreciation (Depreciation) of Investment Securities...          31,234              (271)               (243)
                                                                      ------------      ------------         -----------
                                                                      $    134,030      $    154,060         $   119,197
                                                                      ============      ============         ===========

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company
  (20,956,344 Shares, Cost 207,386++) at Value..........................................  $    258,811
Receivable for Fund Shares Sold.........................................................            42
Receivable for Investment Securities Sold...............................................           618
Prepaid Expenses and Other Assets.......................................................             8
                                                                                          ------------
    Total Assets........................................................................       259,479
                                                                                          ------------

LIABILITIES:
Payable for Fund Shares Redeemed........................................................           660
Accrued Expenses and Other Liabilities..................................................            62
                                                                                          ------------
    Total Liabilities...................................................................           722
                                                                                          ------------

NET ASSETS..............................................................................  $    258,757
                                                                                          ============

SHARES OUTSTANDING $.01 PAR VALUE.......................................................    18,409,224
                                                                                          ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE................................  $      14.06
                                                                                          ============
NET ASSETS CONSIST OF:
    Paid-In Capital.....................................................................       207,119
    Undistributed Net Investment Loss...................................................          (149)
    Undistributed Net Realized Gain.....................................................           362
    Unrealized Appreciation of Investment Securities....................................        51,425
                                                                                          ------------

    Total Net Assets....................................................................  $    258,757
                                                                                          ============

--------------------------------------------------------------------------------
  ++  The cost for federal income tax purposes is $210,688.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Income Distributions Received from The DFA
    Investment Trust Company......................      $ 1,134
                                                        -------

EXPENSES
  Administrative Services.........................           14
  Accounting & Transfer Agent Fees................           11
  Client Service Fee..............................          209
  Legal Fees......................................            2
  Filing Fees.....................................           14
  Shareholders' Reports...........................            6
  Directors' Fees and Expenses....................            2
  Other...........................................            1
                                                        -------
      Total Expenses..............................          259
                                                        -------
  NET INVESTMENT INCOME...........................          875
                                                        -------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...
  Capital Gain Distributions Received from The DFA
    Investment Trust Company......................          630
  Net Realized Gain on Investment Securities......        3,011
  Change in Unrealized Appreciation of Investment
    Securities....................................        6,281
                                                        -------
  NET GAIN ON INVESTMENT SECURITIES AND FOREIGN
    CURRENCY......................................        9,922
                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................      $10,797
                                                        =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                      SIX MONTHS     YEAR
                                                                         ENDED       ENDED
                                                                       MAY 31,     NOV. 30,
                                                                         1999        1998
                                                                       ---------   ---------
                                                                      (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............................................   $     875   $   6,167
  Capital Gain Distributions Received from The DFA Investment Trust
    Company.........................................................         630         721
  Net Realized Gain (Loss) on Investment Securities.................       3,011      (1,829)
  Change in Unrealized Appreciation of:
    Investment Securities and Foreign Currency......................       6,281      28,043
                                                                       ---------   ---------

      Net Increase in Net Assets Resulting from Operations..........      10,797      33,102
                                                                       ---------   ---------

Distributions From:
  Net Investment Income.............................................      (5,837)     (5,715)
  Net Realized Gains................................................        (919)     (4,682)
                                                                       ---------   ---------
      Total Distributions...........................................      (6,756)    (10,397)
                                                                       ---------   ---------

Capital Share Transactions (1):
  Shares Issued.....................................................      23,311      73,216
  Shares Issued in Lieu of Cash Distributions.......................       6,756      10,397
  Shares Redeemed...................................................     (62,141)    (94,585)
                                                                       ---------   ---------

      Net Decrease From Capital Share Transactions..................     (32,074)    (10,972)
                                                                       ---------   ---------

      Total Increase (Decrease).....................................     (28,033)     11,733

NET ASSETS
  Beginning of Period...............................................     286,790     275,057
                                                                       ---------   ---------
  End of Period.....................................................   $ 258,757   $ 286,790
                                                                       =========   =========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................................................       1,704       5,385
   Shares Issued in Lieu of Cash Distributions......................         501         865
   Shares Redeemed..................................................      (4,488)     (6,978)
                                                                       ---------   ---------
                                                                          (2,283)       (728)
                                                                       =========   =========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

              RWB/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                            SIX MONTHS        YEAR         YEAR         YEAR         YEAR         YEAR
                                              ENDED          ENDED        ENDED        ENDED        ENDED        ENDED
                                             MAY 31,        NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                               1999           1998         1997         1996         1995         1994
                                          ---------------   ----------   ----------   ----------   ----------   ------------
                                            (UNAUDITED)
Net Asset Value, Beginning of Period....        $  13.86    $  12.84     $  13.76     $  12.02     $  11.44     $   9.92
                                                --------    --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income.................            0.05        0.30         0.22         0.22         0.19         0.14
  Net Gains (Losses) on Securities
    (Realized and Unrealized)...........            0.49        1.21        (0.77)        1.53         0.60         1.52
                                                --------    --------     --------     --------     --------     --------
    Total from Investment Operations....            0.54        1.51        (0.55)        1.75         0.79         1.66
                                                --------    --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income.................           (0.29)      (0.27)       (0.23)       (0.01)       (0.19)       (0.14)
  Net Realized Gains....................           (0.05)      (0.22)       (0.14)          --        (0.02)          --
                                                --------    --------     --------     --------     --------     --------
    Total Distributions.................           (0.34)      (0.49)       (0.37)       (0.01)       (0.21)       (0.14)
                                                --------    --------     --------     --------     --------     --------
Net Asset Value, End of Period..........        $  14.06    $  13.86     $  12.84     $  13.76     $  12.02     $  11.44
                                                ========    ========     ========     ========     ========     ========
Total Return............................            3.93%#     12.28%       (4.04)%      14.61%        6.95%       16.71%
Net Assets, End of Period (thousands)...        $258,757    $286,790     $275,057     $257,371     $172,017     $112,952
Ratio of Expenses to Average Net
  Assets (1)............................            0.48%*      0.46%        0.50%        0.54%        0.68%        0.69%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses) (1).........................            0.48%*      0.46%        0.50%        0.54%        0.68%        0.73%
Ratio of Net Investment Income to
  Average Net Assets....................            0.64%*      2.10%        1.72%        1.88%        1.85%        1.39%
Ratio of Net Investment Income to
  Average Net Assets (excluding waivers
  and assumption of expenses)...........            0.64%*      2.10%        1.72%        1.88%        1.85%        1.38%
Portfolio Turnover Rate.................             N/A         N/A          N/A          N/A          N/A         0.15%*(a)
Portfolio Turnover Rate of Master Fund
  Series................................            6.60%*     15.41%       22.55%       12.23%        9.75%        1.90%*(b)

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized
 (a)  Portfolio turnover rate calculated for the period ended February 15, 1994
      (through date of Exchange Transaction).
 (b)  Master Fund Series turnover calculated for the period February 16 to
      November 30, 1994.
 (1)  Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirty-four portfolios, of which the RWB/ DFA International High Book to Market Portfolio is presented in this report.

    The Portfolio invests all of its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At May 31, 1999, the Portfolio owned 15% of the outstanding shares of the Series.

    The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the year ended May 31, 1999, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets for each Fund.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of 0.09% of its average daily net assets. Until March 26, 1999, this fee was 0.04% of its average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation...........................   $  48,123
Gross Unrealized Depreciation...........................          --
                                                           ---------
Net.....................................................   $  48,123
                                                           =========

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 1999.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES           VALUE+
                                                         ------------  ---------------
COMMON STOCKS -- (99.0%)
 AK Steel Holding Corp.................................       156,800  $     3,763,200
 *AMR Corp.............................................       565,000       36,760,312
 AVX Corp..............................................       177,100        3,619,481
 *#Advanced Micro Devices, Inc.........................       485,900        8,989,150
 Aetna, Inc............................................       544,726       49,467,930
 *Airgas, Inc..........................................        28,800          329,400
 *#Alaska Air Group, Inc...............................        38,100        1,581,150
 Albemarle Corp........................................       102,100        2,290,869
 Alexander & Baldwin, Inc..............................       164,000        3,710,500
 *Allegheny Corp.......................................        16,822        3,044,782
 Alliant Energy Corp...................................       177,100        5,346,206
 Ambac, Inc............................................       140,300        8,181,244
 Amerada Hess Corp.....................................       246,100       14,750,619
 *America West Holdings Corp. Class B..................       108,800        2,121,600
 American Annuity Group, Inc...........................         3,300           77,550
 American Financial Group, Inc.........................       154,200        5,204,250
 American General Corp.................................       426,007       30,779,006
 *American Greetings Corp. Class A.....................       105,100        3,008,487
 American National Insurance Co........................        21,900        1,550,794
 Amerus Life Holdings, Inc. Class A....................        45,600        1,177,050
 Apache Corp...........................................       270,600        9,741,600
 Arch Coal, Inc........................................        14,800          216,450
 #Archer-Daniels Midland Co............................     1,864,835       27,972,525
 *Arrow Electronics, Inc...............................       372,600        6,473,925
 Asarco, Inc...........................................       109,900        1,765,269
 *Associated Group, Inc. Class A.......................         6,500          421,687
 Atlantic Richfield Co.................................       221,200       18,511,675
 Avnet, Inc............................................       115,600        5,035,825
 *BJ Services, Co......................................       228,200        6,289,762
 Baker Hughes, Inc.....................................        75,400        2,346,825
 Bancwest Corp.........................................        98,600        3,746,800
 Bankers Trust New York Corp...........................       211,700       19,595,481
 Bear Stearns Companies, Inc...........................       304,958       13,532,511
 Belo (A.H.) Corp. Class A.............................       287,600        6,345,175
 Berkley (W.R.) Corp...................................        68,200        1,739,100
 *Bethlehem Steel Corp.................................       444,400        3,694,075
 *Beverly Enterprises..................................       296,100        2,146,725
 Black & Decker Corp...................................       143,800        8,187,612
 Block Drug Co., Inc. Class A..........................        37,588        1,395,454
 Boise Cascade Corp....................................       162,100        6,423,212
 Borg Warner Automotive, Inc...........................        46,300        2,566,756
 Bowater, Inc..........................................       141,300        7,276,950
 Brunswick Corp........................................       273,500        6,564,000
 Burlington Coat Factory Warehouse Corp................        10,000          168,750
 Burlington Northern Santa Fe Corp.....................     1,303,200       40,399,200
 *CBRL Group, Inc......................................        55,300          955,653
 CIGNA Corp............................................       112,424       10,483,538
 *CNA Financial Corp...................................       501,800       21,796,937
 #CSX Corp.............................................       591,800       27,777,612
 *Cabletron Systems, Inc...............................       438,500        6,522,687
 Capital Re Corp.......................................        26,600          433,912
 Carpenter Technology Corp.............................        21,900          624,150
 Case Corp.............................................       194,900        9,160,300
 Champion International Corp...........................       264,100       13,535,125

                                                               SHARES           VALUE+
                                                         ------------  ---------------

 Chesapeake Corp.......................................        15,100  $       544,544
 Chiquita Brands International, Inc....................       240,200        1,936,612
 *Chris-Craft Industries, Inc..........................        70,872        3,268,971
 #Cincinnati Financial Corp............................       431,480       17,785,066
 *Circus Circus Enterprises, Inc.......................       296,300        6,259,337
 *Commerce Group, Inc..................................        81,600        1,892,100
 Comsat Corp. Series 1.................................        96,600        3,151,575
 Consolidated Papers, Inc..............................       196,100        5,441,775
 Cooper Tire & Rubber Co...............................        95,100        2,258,625
 *Corn Products International, Inc.....................        44,200        1,303,900
 *Corporate Express, Inc...............................        33,200          217,356
 Countrywide Credit Industries, Inc....................       304,500       12,522,562
 Crown Cork & Seal Co., Inc............................       393,100       12,333,512
 #Cummins Engine Co., Inc..............................       113,800        5,761,125
 *Cypress Semiconductor Corp...........................       184,700        2,054,787
 #Cyprus Amax Minerals Co., Inc........................       293,900        3,692,119
 *Delphi Automotive Systems Corp.......................     1,096,830       21,525,305
 *Delphi Financial Group, Inc. Class A.................           832           28,871
 Devon Energy Corp.....................................        26,100          906,975
 Dillards, Inc. Class A................................       321,700       11,299,712
 ENSCO International, Inc..............................       362,400        6,432,600
 Earthgrains Co........................................        50,600        1,185,937
 Enhance Financial Services Group, Inc.................       116,400        2,277,075
 Enron Oil & Gas Corp..................................       217,800        4,151,812
 *Enserch Exploration Corp.............................       144,718          985,891
 Everest Reinsurance Holdings, Inc.....................       211,300        6,946,487
 *Extended Stay America, Inc...........................       355,300        3,775,062
 FBL Financial Group, Inc. Class A.....................        15,100          302,944
 *#Federated Department Stores, Inc....................       621,400       33,866,300
 Financial Security Assurance Holdings, Ltd............        41,800        2,372,150
 First Citizens Bancshares, Inc. NC....................        10,300          841,059
 Florida East Coast Industries, Inc....................        62,500        2,187,500
 *Fluor Corp...........................................        53,600        1,996,600
 Ford Motor Co.........................................     2,037,700      116,276,256
 Fortune Brands, Inc...................................       574,000       23,462,250
 *Foundation Health Systems, Inc.......................        29,000          518,375
 *Fruit of The Loom, Inc. Class A......................       120,600        1,243,687
 GATX Corp.............................................        84,400        3,275,775
 General Motors Corp...................................     1,569,300      108,281,700
 *General Motors Corp. Class H.........................       281,346       15,438,862
 Georgia-Pacific Corp..................................       222,500       19,232,344
 *Golden State Bancorp, Inc............................       144,900        3,559,106
 Golden West Financial Corp............................        90,800        8,614,650
 #Goodrich (B.F.) Co...................................        95,400        3,863,700
 Great Atlantic & Pacific Tea Co., Inc.................       126,700        4,149,425
 Great Lakes Chemical Corp.............................        23,900        1,079,981
 Greenpoint Financial Corp.............................        92,000        3,174,000
 *Harris Corp..........................................        23,300          881,031
 *Healthsouth Corp.....................................       691,700        9,251,488
 *Helmerich & Payne, Inc...............................       132,200        3,081,913
 Hilton Hotels Corp....................................       714,200        9,820,250
 Hollinger International, Inc. Class A.................       147,100        2,041,013
 Host Marriott Corp....................................       311,300        3,900,978
 *Humana, Inc..........................................       371,400        4,665,713
 *IBP, Inc.............................................       288,400        6,182,575

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
 #IMC Global, Inc......................................       310,300  $     6,496,906
 *IVAX Corp............................................        21,600          290,250
 Ikon Office Solutions, Inc............................       385,000        5,365,938
 *Integrated Health Services, Inc......................        87,100          511,713
 *Interim Services, Inc................................       119,900        2,615,319
 #International Paper Co...............................     1,071,241       53,562,050
 *International Speciality Products, Inc...............       252,000        2,362,500
 *#K Mart Corp.........................................     1,417,400       21,792,525
 Kerr-McGee Corp.......................................       127,800        5,942,700
 *LSI Logic Corp.......................................       103,500        3,835,969
 LTV Corp..............................................       225,900        1,383,638
 *#Lafarge Corp........................................       158,300        5,293,156
 *Lam Research Corp....................................       113,900        3,157,166
 Lehman Brothers Holdings, Inc.........................       304,200       16,616,925
 Lennar Corp...........................................         1,900           42,988
 Liberty Corp..........................................        40,400        2,088,175
 Liberty Financial Companies, Inc......................       160,000        4,180,000
 Lincoln National Corp.................................       223,050       22,695,338
 Loews Corp............................................       315,500       25,654,094
 Longs Drug Stores Corp................................        50,900        1,771,956
 Louisiana-Pacific Corp................................       298,100        6,036,525
 *Lubrizol Corp........................................       182,000        5,005,000
 *#Lyondell Chemical Co................................       184,500        3,517,031
 *MGM Grand, Inc.......................................        30,971        1,300,782
 Mallinckrodt, Inc.....................................       205,200        7,105,050
 Mark IV Industries, Inc...............................        86,100        1,592,850
 Mead Corp.............................................       281,000       10,502,375
 Media General, Inc. Class A...........................        16,900          872,463
 #Millennium Chemicals, Inc............................       179,000        4,463,813
 Mitchell Energy & Development Corp. Class A...........        68,500        1,096,000
 Mitchell Energy & Development Corp. Class B...........        41,600          670,800
 Murphy Oil Corp.......................................        31,700        1,555,281
 NAC RE Corp...........................................        44,300        2,417,119
 *#National Semiconductor Corp.........................       513,600        9,951,000
 Noble Affiliates, Inc.................................       108,000        2,862,000
 #Norfolk Southern Corp................................       999,800       32,743,450
 Occidental Petroleum Corp.............................       650,800       13,748,150
 *Officemax, Inc.......................................       367,200        4,222,800
 Ogden Corp............................................       151,696        3,782,919
 #Ohio Casualty Corp...................................       106,900        4,065,541
 #Old Republic International Corp......................       553,275       10,062,689
 Olsten Corp...........................................        13,300          118,038
 Orion Capital Corp....................................        98,600        2,877,888
 Overseas Shipholding Group, Inc.......................        37,500          468,750
 *#Owens-Illinois, Inc.................................       265,100        8,085,550
 PMI Group, Inc........................................        63,400        3,708,900
 Pacific Century Financial Corp........................       124,500        2,490,000
 *Pacificare Health Systems, Inc. Class B..............        39,256        3,389,510
 *Park Place Entertainment Corp........................       586,400        6,157,200
 Penney (J.C.) Co., Inc................................     1,065,700       55,083,369
 *Pennzenergy Co.......................................        55,600          858,325
 Penzoil Quaker State Co...............................        55,600          771,450
 #Pep Boys - Manny, Moe & Jack.........................       151,100        2,852,013
 #Phelps Dodge Corp....................................       168,800        8,745,950
 #Pioneer Natural Resources Co.........................       401,900        4,370,663
 Potlatch Corp.........................................        94,600        3,724,875
 Provident Companies, Inc..............................       550,808       21,515,938
 *Pulte Corp...........................................        83,900        1,997,869
                                                               SHARES           VALUE+
                                                         ------------  ---------------

 Questar Corp..........................................       167,000  $     3,183,438
 RJR Nabisco Holdings Corp.............................       887,680       27,462,600
 Rayonier, Inc.........................................        83,000        3,869,875
 *Reliance Group Holdings, Inc.........................       448,300        4,454,981
 #Reynolds Metals Co...................................       177,900        9,462,056
 *Rowan Companies, Inc.................................       302,300        5,101,313
 #Russell Corp.........................................       137,400        3,220,313
 #Ryder System, Inc....................................       268,800        6,451,200
 Ryerson Tull, Inc.....................................        64,592        1,485,616
 Safeco Corp...........................................       368,300       16,193,691
 Saint Paul Companies, Inc.............................       648,326       23,056,093
 *Seagate Technology, Inc..............................        64,100        1,935,019
 #Service Corp. International..........................       105,100        2,016,606
 *Silicon Graphics, Inc................................       456,700        5,651,663
 *#Smurfit-Stone Container Corp........................       235,026        5,067,748
 *Spiegel, Inc. Class A Non-Voting.....................         1,600           11,750
 Springs Industries, Inc. Class A......................         7,700          305,113
 *Sprint Corp. (PCS Group).............................         5,850          263,250
 St. Joe Corp..........................................        78,400        2,141,300
 *Starwood Hotels and Resorts Worldwide, Inc...........        96,000        3,144,000
 *Tech Data Corp.......................................        31,500        1,158,609
 Tecumseh Products Co. Class A.........................        58,300        3,833,225
 *Tecumseh Products Co. Class B........................         9,100          545,431
 Tektronix, Inc........................................        48,200        1,117,638
 Telephone & Data Systems, Inc.........................       152,900       10,282,525
 Temple-Inland, Inc....................................       138,200        9,259,400
 *Tenneco, Inc.........................................       615,100       14,339,519
 Terra Industries, Inc.................................        61,400          241,763
 *Thermo-Electron Corp.................................       455,800        8,717,175
 Tidewater, Inc........................................       138,000        3,527,625
 Timken Co.............................................       177,800        3,656,013
 *#Toys R Us, Inc......................................       683,600       15,765,525
 Transamerica Corp.....................................       462,800       33,957,950
 Travelers Property Casualty Corp......................       477,000       18,841,500
 Tyson Foods, Inc. Class A.............................         6,600          151,800
 *UMB Financial Corp...................................        38,100        1,616,869
 USX-Marathon Group, Inc...............................       665,450       19,921,909
 USX-US Steel Group....................................       314,400        8,469,150
 *Ultramar Diamond Shamrock Corp.......................       188,600        4,149,200
 Union Pacific Corp....................................       669,100       38,180,519
 Union Pacific Resources Group, Inc....................       773,900       10,786,231
 Unisource Worldwide, Inc..............................       120,100        1,411,175
 *United States Cellular Corp..........................       141,300        6,817,725
 *Unitrin, Inc.........................................       223,800        7,846,988
 *Unova, Inc...........................................       273,500        3,965,750
 Valero Energy Corp....................................       268,500        5,386,781
 Valhi, Inc............................................        91,000        1,074,938
 *Venator Group, Inc...................................       494,500        5,408,594
 *Viacom, Inc. Class A.................................       210,400        8,113,550
 *Viacom, Inc. Class B.................................       670,000       25,795,000
 *Vishay Intertechnology, Inc..........................       162,764        3,387,526
 *Wallace Computer Services, Inc.......................        31,000          711,063
 Weis Markets, Inc.....................................        20,800          731,900
 Wesco Financial Corp..................................        12,540        4,072,365
 Westvaco Corp.........................................       300,550        8,584,459
 Weyerhaeuser Co.......................................         5,900          366,169
 Whirlpool Corp........................................        69,000        4,450,500
 Willamette Industries, Inc............................       298,600       12,653,175
 *World Color Press, Inc...............................        54,100        1,379,550

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

                                                               SHARES           VALUE+
                                                         ------------  ---------------
 Worthington Industries, Inc...........................       184,000  $     2,363,250
 *Xtra Corp............................................         6,200          275,900
                                                                       ---------------
TOTAL COMMON STOCKS
  (Cost $1,514,542,045)................................                  1,891,344,947
                                                                       ---------------
PREFERRED STOCKS -- (0.1%)
 *Pacificare Health Systems, Inc. 5% Cumulative,
   Convertible, Redeemable, Class A
   (Cost $855,404).....................................        12,040        1,029,796
                                                                       ---------------

                                                             FACE
                                                            AMOUNT
                                                         ------------

                                                            (000)
TEMPORARY CASH INVESTMENTS -- (0.9%)
 Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
   06/01/99 (Collateralized by U.S. Treasury Notes
   6.875%, 05/15/06, valued at $18,004,100) to be
   repurchased at $17,740,063.
   (Cost $17,731,000)..................................  $    17,731        17,731,000
                                                                       ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,533,128,549)++..............................                $ 1,910,105,743
                                                                       ===============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 1999
                                  (UNAUDITED)

                                                               SHARES          VALUE+
                                                         ------------  --------------
JAPAN -- (25.1%)
COMMON STOCKS -- (25.1%)
  Aichi Bank, Ltd......................................        10,500  $      716,976
  Aisin Seiki Co., Ltd.................................       137,000       1,496,772
  Amada Co., Ltd.......................................       376,000       2,334,050
  Amano Corp...........................................       115,000         869,020
  #Aomori Bank, Ltd....................................       170,000         638,801
  Aoyama Trading Co., Ltd..............................        41,100       1,245,042
  Asahi Glass Co., Ltd.................................       140,000         907,300
  #Ashikaga Bank, Ltd..................................       808,000       1,558,219
  Autobacs Seven Co., Ltd..............................           700          27,231
  Awa Bank, Ltd........................................       189,600         894,488
  Bank of Ikeda, Ltd...................................        13,000         596,093
  Bank of Iwate, Ltd...................................        18,590         763,172
  #Bank of Kinki, Ltd..................................       225,000         519,574
  Bank of Kyoto, Ltd...................................       347,400       1,638,950
  Bank of Nagoya, Ltd..................................       185,000         921,784
  #Bank of Saga, Ltd...................................       215,000         713,582
  Bank of Yokohama, Ltd................................       978,000       2,590,299
  #Best Denki Co., Ltd.................................       153,000       1,076,394
  Canon Sales Co., Inc.................................       124,900       1,947,621
  Casio Computer Co., Ltd..............................        60,000         410,694
  Chiba Bank, Ltd......................................       941,000       3,707,300
  Chiyoda Fire and Marine Insurance Co., Ltd...........       444,150       1,595,440
  Chudenko Corp........................................        84,460       1,506,466
  Chugoku Bank, Ltd....................................       199,000       2,556,265
  Citizen Watch Co., Ltd...............................       317,000       2,335,126
  Cosmo Oil Co., Ltd...................................       764,000       1,372,190
  Dai Nippon Pharmaceutical Co., Ltd...................       203,000       1,075,318
  Dai Tokyo Fire & Marine Insurance Co., Ltd...........       529,000       1,808,285
  Daicel Chemical Industries, Ltd......................       485,000       1,561,538
  Daikin Industries, Ltd...............................       160,000       1,443,469
  Daisan Bank, Ltd.....................................        78,000         258,235
  #Daishi Bank, Ltd....................................       350,000       1,187,717
  Daito Trust Construction Co., Ltd....................       180,784       1,994,579
  #Daiwa Bank, Ltd.....................................       726,000       1,460,172
  Daiwa House Industry Co., Ltd........................       663,000       7,155,702
  Daiwa Kosho Lease Co., Ltd...........................       193,000         742,799
  Daiwa Securities Co., Ltd............................     1,693,000       8,940,025
  Denki Kagaku Kogyo KK................................       469,000         830,707
  Dowa Fire & Marine Insurance Co., Ltd................       383,000       1,366,272
  Ehime Bank, Ltd......................................       143,000         544,446
  #Eighteenth Bank, Ltd................................       226,000       1,010,097
  Ezaki Glico Co., Ltd.................................       174,600       1,008,697
  Fuji Photo Film Co., Ltd.............................       355,000      12,693,261
  #Fukui Bank, Ltd.....................................       343,000         846,002
  #Fukuoka City Bank, Ltd..............................       264,532       1,090,357
  Fukuyama Transporting Co., Ltd.......................       266,000       1,351,796
  Futaba Corp..........................................        16,000         670,088
  Futaba Industrial Co., Ltd...........................        85,000       1,132,677
  Hanshin Electric Railway Co., Ltd....................       141,000         521,660
  Higo Bank, Ltd.......................................       308,000       1,312,862
  Hino Motors, Ltd.....................................       398,000       1,871,081
  Hiroshima Bank, Ltd..................................       575,000       2,184,448

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Hiroshima-Sogo Bank, Ltd.............................       136,000  $      583,082
  #Hitachi Construction Machinery Co., Ltd.............        64,000         415,825
  #Hitachi Maxell, Ltd.................................        96,000       1,974,507
  #Hitachi Metals, Ltd.................................       360,000       1,728,190
  #Hitachi Transport System, Ltd.......................       138,000         920,609
  Hitachi, Ltd.........................................     3,717,000      27,349,880
  #Hokuetsu Bank.......................................       275,330         754,297
  #Hokuetsu Paper Mills, Ltd...........................       162,000         820,592
  Hokuriku Bank, Ltd...................................       891,000       1,696,159
  House Foods Corp.....................................       115,000       1,715,196
  Hyakugo Bank, Ltd. (105th Bank)......................       258,000       1,057,027
  Hyakujishi Bank, Ltd.................................       314,000       1,694,487
  Inax Corp............................................       309,000       2,102,284
  Itochu Corp..........................................     1,198,000       2,726,783
  Itoham Foods, Inc....................................       284,000       1,194,107
  #Japan Pulp and Paper Co., Ltd.......................        93,000         308,666
  Joyo Bank, Ltd.......................................        19,000          77,057
  Jsr Corp., Tokyo.....................................        75,000         458,740
  Juroku Bank, Ltd.....................................       349,000       1,291,202
  #KDD Corporation.....................................        48,400       2,623,903
  Kagoshima Bank, Ltd..................................       262,000         975,832
  #Kajima Corp.........................................       826,000       2,488,528
  Kamigumi Co., Ltd....................................       357,000       1,690,150
  Kandenko Co., Ltd....................................       266,000       1,664,426
  Kansai Paint Co., Ltd., Osaka........................       108,000         327,164
  Katokichi Co., Ltd...................................        72,000         958,252
  #Kikkoman Corp.......................................       256,000       1,875,186
  Kinden Corp..........................................        67,000         748,634
  Kissei Pharmaceutical Co., Ltd.......................        40,000         844,231
  Koa Fire & Marine Insurance Co., Ltd.................        45,000         145,257
  #Kobe Steel, Ltd.....................................     2,632,000       2,243,800
  Koito Manufacturing Co., Ltd.........................       146,000         696,044
  #Kokusai Securities Co., Ltd.........................       330,000       3,709,154
  Komatsu, Ltd.........................................     1,279,000       7,600,744
  #Komori Corp.........................................        74,000       1,264,774
  Konica Corp..........................................        66,000         257,838
  Koyo Seiko Co........................................       198,000       1,230,740
  Kureha Chemical Industry Co., Ltd....................       263,000         653,037
  Lion Corp............................................       311,000       1,320,501
  Long Term Credit Bank of Japan, Ltd..................       994,000               0
  Makita Corp..........................................       209,000       2,276,477
  Marubeni Corp........................................     1,942,000       4,034,447
  Maruichi Steel Tube, Ltd.............................       117,000       1,614,294
  Matsushita Electric Industrial Co., Ltd..............     1,933,000      35,037,819
  Matsushita Electric Works, Ltd.......................       190,000       1,902,830
  Matsushita Refrigeration Co..........................       222,000         795,613
  Matsuzakaya Co., Ltd.................................        30,000         135,325
  Mazda Motor Corp.....................................       200,000         955,140
  Meiji Seika Kaisha, Ltd. Tokyo.......................       231,000       1,269,525
  Michinoku Bank, Ltd..................................       187,000         855,909
  Mitsubishi Chemical Corp.............................     2,129,000       6,044,089
  *Mitsubishi Electric Corp............................     1,683,000       5,362,977
  Mitsubishi Gas Chemical Co., Inc.....................       548,000       1,542,129

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Mitsubishi Materials Corp............................       975,000  $    1,936,765
  *#Mitsubishi Motors Corp.............................       866,000       4,128,587
  Mitsui Chemicals, Inc................................     1,030,800       5,238,463
  *Mitsui Engineering and Shipbuilding Co., Ltd........       781,000         885,590
  Mitsui Trust & Banking Co., Ltd......................     1,030,000       1,560,089
  Mori Seiki Co., Ltd..................................       121,000       1,432,130
  Musashino Bank, Ltd..................................        26,000       1,073,829
  NHK Spring Co., Ltd..................................       315,000       1,486,095
  NKK Corp.............................................     2,612,000       2,032,180
  NSK, Ltd.............................................       467,000       2,237,982
  NTN Corp.............................................       398,000       1,218,838
  Namihaya Bank, Ltd...................................            27          54,080
  Nanto Bank, Ltd......................................       288,000       1,430,227
  National House Industrial Co., Ltd...................        95,000         770,568
  Nichicon Corp........................................       100,000       1,386,360
  Nichirei Corp........................................       366,000         942,112
  Nifco, Inc...........................................        45,000         383,628
  Nikko Securities Co., Ltd............................     1,910,000       8,346,961
  *Nippon Credit Bank, Ltd.............................     1,683,000               0
  Nippon Flour Mills Co., Ltd..........................        21,000          53,013
  #Nippon Mitsubishi Oil Company.......................     1,598,000       6,441,201
  Nippon Sanso Corp....................................       367,000       1,230,218
  Nippon Sheet Glass Co., Ltd..........................       567,000       1,867,786
  Nippon Shokubai Co., Ltd.............................       163,000         961,918
  #Nishimatsu Construction Co., Ltd....................       359,000       1,978,927
  Nishi-Nippon Bank, Ltd...............................        23,540          90,209
  *Nissan Motor Co., Ltd...............................        38,000         167,323
  Nissei Sangyo Co., Ltd...............................       110,050       1,041,112
  Nisshin Flour Milling Co., Ltd.......................        89,000         685,069
  Nisshin Steel Co., Ltd...............................     1,318,000       1,854,494
  Nisshinbo Industries, Inc............................       305,000       1,211,720
  #Nissho Iwai Corp....................................       544,000         495,282
  #Obayashi Corp.......................................       499,000       2,358,293
  Ogaki Kyoritsu Bank, Ltd.............................        50,000         209,402
  Oita Bank, Ltd.......................................       145,000         684,075
  Oji Paper Co., Ltd...................................       275,000       1,593,279
  Oki Electric Industry Co., Ltd.......................       740,000       2,572,421
  Okumura Corp.........................................       322,000       1,271,263
  Penta-Ocean Construction Co., Ltd....................       438,000         750,422
  Pioneer Electronic...................................       182,000       3,020,278
  #Q.P. Corp...........................................       168,000       1,222,248
  Royal Co., Ltd.......................................        41,000         573,498
  Ryosan Co., Ltd......................................        53,000         943,138
  Ryoyo Electro Corp...................................        26,000         271,147
  Sakura Bank, Ltd.....................................       816,000       2,769,078
  San In Godo Bank, Ltd................................       222,000       1,282,536
  Sanyo Electric.......................................     2,565,000       9,235,018
  #Seino Transportation Co., Ltd.......................       197,000       1,206,588
  Sekisui Chemical Co., Ltd............................       557,000       3,448,402
  Sekisui House, Ltd...................................       938,000      10,185,862
  Sharp Corp. Osaka....................................       460,000       5,109,418
  #Shiga Bank, Ltd.....................................       268,000       1,213,342
  Shimachu Co., Ltd....................................        20,200         458,939
  Shimadzu Corp........................................       181,000         701,109
  #Shimizu Corp........................................       997,000       3,523,580
  Shinwa Bank, Ltd.....................................       157,000         435,317
  Shionogi & Co., Ltd..................................       455,000       3,747,103
  Showa Shell Sekiyu KK................................        75,000         422,736
  Snow Brand Milk Products Co., Ltd....................       419,000       2,059,973
  Stanley Electric Co., Ltd............................       246,000         787,965
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Sumitomo Corp........................................       918,000  $    6,321,601
  Sumitomo Forestry Co., Ltd...........................       136,000       1,063,731
  Sumitomo Metal Industries, Ltd. Osaka................     1,481,000       1,949,006
  Sumitomo Metal Mining Co., Ltd.......................       313,000       1,279,771
  #Sumitomo Realty & Development Co., Ltd..............       488,000       1,817,580
  Sumitomo Trust & Banking Co., Ltd....................        21,000          86,732
  #Sumitomo Warehouse Co., Ltd.........................        67,000         261,190
  #Suruga Bank, Ltd....................................       256,000       1,432,345
  TEC Corp.............................................       345,000       1,379,200
  TOC Co., Ltd.........................................        66,950         590,148
  Taiheiyo Cement Corp.................................       746,000       1,994,355
  #Taisei Corp.........................................     1,325,000       2,993,916
  Takara Standard Co., Ltd.............................       175,000       1,121,089
  #Takashimaya Co., Ltd................................       206,000       1,875,517
  Tanabe Seiyaku Co., Ltd..............................       164,000         973,249
  Teijin, Ltd..........................................       917,000       3,536,848
  Teikoku Oil Co., Ltd.................................       346,000       1,151,233
  Toagosei Co., Ltd....................................       353,000         671,991
  Toda Corp............................................       418,000       2,075,815
  Toho Bank, Ltd.......................................       236,000         802,814
  Tokuyama Corp........................................       248,000         796,424
  *Tokyo Sowa Bank.....................................       199,000         271,768
  Tokyo Steel Manufacturing Co., Ltd...................       202,800         938,298
  Tokyo Style Co., Ltd.................................       133,000       1,464,079
  #Tokyo Tomin Bank, Ltd...............................        30,900         705,876
  Tostem Corp..........................................       188,000       3,617,778
  Toto, Ltd............................................       247,000       1,903,302
  Toyo Seikan Kaisha, Ltd..............................       287,600       5,463,018
  Toyo Suisan Kaisha, Ltd..............................       116,000       1,015,792
  #Toyo Trust & Banking Co., Ltd.......................       715,000       2,071,263
  Toyobo Co., Ltd......................................       468,000         708,856
  Toyota Auto Body Co., Ltd............................        86,000         615,709
  Toyota Tsusho Corp...................................       314,000         938,205
  #Victor Co. of Japan, Ltd............................       246,000       1,714,385
  Wacoal Corp..........................................       149,000       1,605,678
  Yakult Honsha Co., Ltd...............................       228,000       2,102,234
  Yamagata Bank, Ltd...................................       153,700         686,956
  Yamaguchi Bank.......................................       133,000       1,229,606
  Yamatake-Honeywell Co., Ltd..........................        87,000         817,290
  *#Yasuda Trust & Banking Co., Ltd....................     1,434,000       1,732,859
  Yodogawa Steel Works, Ltd............................       296,000       1,242,112
  Yokogawa Electric Corp...............................       337,000       1,667,985
  Yokohama Rubber Co., Ltd.............................       404,000       1,070,021
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $547,656,066)..................................                   419,451,409
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Japanese Yen
    (Cost $6,391)......................................                         6,454
                                                                       --------------
TOTAL -- JAPAN
  (Cost $547,662,457)..................................                   419,457,863
                                                                       --------------
UNITED KINGDOM -- (20.4%)
COMMON STOCKS -- (20.3%)
  ASDA Group P.L.C.....................................     2,034,400       5,770,099
  Aggregate Industries P.L.C...........................     1,285,488       1,617,005
  Aggreko P.L.C........................................        32,000         112,040
  Allied Domecq P.L.C..................................       146,994       1,409,735
  Anglian Water P.L.C..................................       151,281       1,675,082

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Antofagasta Holdings P.L.C...........................        38,000  $      165,016
  Arcadia Group P.L.C..................................       110,588         427,956
  Arjo Wiggins Appleton P.L.C..........................       708,700       2,021,418
  *Associated British Foods P.L.C......................       668,096       5,082,501
  Associated British Ports Holdings P.L.C..............       375,400       1,660,263
  BAA P.L.C............................................     1,055,024      11,335,346
  BG P.L.C.............................................     2,574,617      14,161,095
  BOC Group P.L.C......................................       139,300       2,383,944
  BPB P.L.C............................................       408,500       1,931,024
  Barclays P.L.C.......................................       608,800      18,467,109
  Barratt Developments P.L.C...........................       226,000       1,164,295
  Bass P.L.C...........................................       672,200       9,920,459
  Beazer Group P.L.C...................................       239,257         741,855
  Berkeley Group P.L.C.................................       108,652       1,192,620
  Blue Circle Industries P.L.C.........................       326,000       2,020,327
  Britannic P.L.C......................................       119,300       1,886,823
  British Airways P.L.C................................       799,331       5,738,235
  British Land Co. P.L.C...............................       471,081       4,151,757
  British Steel P.L.C..................................     1,706,900       3,624,079
  British Telecommunications P.L.C.....................       250,000       4,170,272
  British Vita P.L.C...................................       216,100         857,045
  Brixton Estate P.L.C.................................       235,685         898,840
  Burford Holdings P.L.C...............................       337,000         585,913
  CGU P.L.C............................................     1,226,541      17,924,645
  Capital Shopping Centres P.L.C.......................       388,375       2,405,329
  Caradon P.L.C........................................       214,000         502,372
  *Centrica P.L.C......................................       810,000       1,641,909
  Chelsfield P.L.C.....................................       236,036       1,180,067
  Cookson Group P.L.C..................................       583,000       1,690,911
  Diageo P.L.C.........................................           807           8,489
  Elementis P.L.C......................................       621,791         996,364
  Enterprise Oil P.L.C.................................       354,000       2,243,486
  Glynwed International P.L.C..........................       140,000         436,336
  Grantchester Holdings P.L.C..........................        12,930          33,565
  Great Portland Estates P.L.C.........................       197,275         722,324
  Great Universal Stores P.L.C.........................       814,600       8,693,452
  Greenalls Group P.L.C................................       255,461       1,387,708
  Hammerson P.L.C......................................       243,200       1,779,008
  Hanson P.L.C.........................................       400,000       3,624,651
  Hilton Group P.L.C...................................     1,251,117       5,483,135
  Hyder P.L.C..........................................        86,519       1,041,871
  Imperial Chemical Industries P.L.C...................       477,000       5,258,725
  Inchcape P.L.C.......................................       508,000       1,180,335
  Invensys P.L.C.......................................       373,612       1,703,243
  Johnson Matthey P.L.C................................       178,000       1,554,498
  Lasmo P.L.C..........................................       815,235       1,724,370
  Lex Service P.L.C....................................       121,933       1,097,096
  Lonmin P.L.C.........................................       229,794       1,844,803
  Mersey Docks & Harbour Co. P.L.C.....................        53,050         437,790
  Meyer International P.L.C............................       102,281         756,380
  Millennium and Copthorne Hotels P.L.C................       122,000       1,118,226
  Mirror Group P.L.C...................................       403,000       1,488,503
  National Westminster Bank P.L.C......................     1,135,608      26,058,242
  Norwich Union P.L.C..................................       731,000       5,183,276
  Peel Holdings P.L.C..................................        45,400         465,596
  Pilkington P.L.C.....................................       995,666       1,164,690
  Pillar Property Investments P.L.C....................        25,000         132,599
  Powergen P.L.C.......................................       443,177       4,821,927
  RMC Group P.L.C......................................       223,000       2,976,621
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Rank Group P.L.C.....................................       793,530  $    2,841,938
  Rexam P.L.C..........................................       337,343       1,329,782
  Rio Tinto P.L.C......................................       585,818       8,589,294
  Rolls-Royce P.L.C....................................       327,235       1,376,457
  *Royal & Sun Alliance Insurance Group P.L.C..........     1,402,039      11,469,104
  Rugby Group P.L.C....................................       549,000         994,087
  Safeway P.L.C........................................       954,040       3,948,031
  Sainsbury (J.) P.L.C.................................     1,343,942       8,172,707
  Scottish & Newcastle P.L.C...........................       235,300       2,731,706
  Severn Trent P.L.C...................................       210,597       3,075,973
  Shell Transport & Trading Co., P.L.C.................     2,222,545      16,088,752
  Signet Group P.L.C...................................       803,000         656,235
  Slough Estates P.L.C.................................       376,100       2,220,826
  Smith (David S.) Holdings P.L.C......................       298,000         625,549
  Somerfield P.L.C.....................................       165,142         750,212
  South West Water P.L.C...............................        43,473         704,278
  Standard Chartered P.L.C.............................        70,124       1,061,310
  Storehouse P.L.C.....................................       431,958         816,765
  Tarmac P.L.C.........................................       948,643       1,808,937
  Tate & Lyle P.L.C....................................       353,500       2,322,453
  Taylor Woodrow P.L.C.................................       388,747       1,115,048
  Tesco P.L.C..........................................     4,364,755      12,711,826
  Thames Water P.L.C...................................       160,298       2,542,945
  Thistle Hotels P.L.C.................................       405,707       1,170,196
  Trinity P.L.C........................................        76,800         706,394
  Unigate P.L.C........................................       229,400       1,562,270
  *Unilever P.L.C......................................     1,300,000      11,436,400
  United Assurance Group P.L.C.........................       331,000       2,174,631
  United Biscuits Holdings P.L.C.......................       467,329       1,484,600
  United Utilities P.L.C...............................       265,595       3,206,836
  Vickers P.L.C........................................       194,300         496,600
  Whitbread P.L.C......................................       483,242       8,603,049
  Wilson Bowden P.L.C..................................        96,900       1,125,733
  Wimpey (George) P.L.C................................       348,650         888,302
  Wolseley P.L.C.......................................       100,000         780,774
  Yorkshire Water P.L.C................................       161,510       1,136,155
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $251,715,750)..................................                   338,660,850
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.1%)
  *British Pound Sterling
    (Cost $2,630,988)..................................                     2,643,124
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Millenium and Copthorne Hotel P.L.C. Rights 06/06/99
    (Cost $0)..........................................        79,300         124,530
                                                                       --------------
TOTAL -- UNITED KINGDOM
  (Cost $254,346,738)..................................                   341,428,504
                                                                       --------------
GERMANY -- (9.3%)
COMMON STOCKS -- (9.3%)
  AGIV AG fuer Industrie & Verkehrswesen...............        57,800       1,226,855
  Ava Allgemeine Handelsgesellschaft der Verbraucher
    AG, Bielefeld......................................         3,700       1,296,033
  #BASF AG.............................................       640,050      24,460,808
  BHF Bank AG..........................................       116,900       3,801,407
  *#BHW Holding AG, Berlin.............................       167,300       2,538,241
  Bankgesellschaft Berlin AG...........................       233,550       3,418,829
  #Bayer AG............................................       168,100       6,433,071

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Bayerische Vereinsbank AG............................       311,250  $   16,630,288
  Berliner Kraft & Licht Bewag AG......................       177,600       3,025,057
  Bilfinger & Berger Bau AG, Mannheim..................        46,500       1,149,883
  #Commerzbank AG......................................       408,050      11,391,847
  DBV-Winterthur Holding AG, Wiesbaden.................         4,400       1,587,235
  Deutsche Bank AG.....................................       340,805      17,771,122
  #Deutsche Lufthansa AG...............................       305,250       6,558,991
  Deutsche Pfandbrief und Hypothekenbank AG, Depfa.....        46,400       4,002,593
  Deutsche Telekom AG..................................       170,000       6,807,963
  #Dresdner Bank AG, Frankfurt.........................       315,000      11,330,224
  Dyckerhoff AG........................................         2,275         623,236
  FPB Holding AG.......................................         5,789         998,751
  Fresenius Medical Care AG............................        16,900         848,198
  GEA AG...............................................        11,800         296,117
  Heidelberger Zement AG, Heidelberg...................        24,700       1,942,157
  Hochtief AG..........................................        91,150       4,002,907
  Holzmann (Philipp) AG................................         1,860         287,446
  #Karstadt AG.........................................         8,350       3,474,874
  Linde AG.............................................         5,700       3,254,146
  MAN AG...............................................       140,000       4,098,789
  Merck KGAA...........................................        58,000       1,998,264
  PWA Papierwerke Waldhof-Aschaffenburg AG.............         3,550         649,585
  Siemens AG...........................................        87,800       5,912,211
  *Thyssen Krupp AG....................................       108,750       2,126,378
  Vereins & Westbank AG................................        73,187       2,020,261
                                                                       --------------
TOTAL -- GERMANY
  (Cost $129,315,369)..................................                   155,963,767
                                                                       --------------
FRANCE -- (9.2%)
COMMON STOCKS -- (9.2%)
  AGF (Assurances Generales de France SA)..............        62,514       3,107,463
  Banque Nationale de Paris............................       193,531      16,350,514
  Banque Paribas.......................................        90,572       9,849,106
  Bongrain SA..........................................         1,653         604,937
  *Christian Dior SA...................................        31,100       4,419,258
  #Colas SA............................................         5,070         959,524
  Credit Commercial de France..........................        50,191       5,536,660
  ECIA (Equipements et Composants pour l'Industrie
    Automobile)........................................         3,000         351,325
  Elf Aquitaine........................................       140,000      20,318,284
  *Eridania Beghin-Say SA..............................        18,900       2,752,849
  Esso SA..............................................         8,476         744,457
  #Euro Disney SCA.....................................       551,700         859,525
  Fonciere Lyonnaise SA................................         1,668         221,498
  Fromageries Bel la Vache qui Rit.....................           275         197,829
  *#GTM Entrepose......................................        21,077       2,115,678
  Generale des Establissements Michelin SA Series B....        35,400       1,564,976
  Groupe Danone........................................        42,500      11,731,738
  *Hachette Filipacchi Medias..........................         1,300         340,503
  *Imetal..............................................        11,000       1,403,208
  *LaFarge SA..........................................        74,595       6,738,961
  Labinal SA...........................................         3,200         719,379
  Lyonnais des Eaux SA.................................        40,000       6,645,894
  *Pechiney SA Series A................................        55,475       2,155,473
  Pernod-Ricard........................................        38,900       2,603,149
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Peugeot SA...........................................        37,150  $    5,515,904
  #Rallye SA...........................................        17,220       1,001,100
  Remy Cointreau SA....................................        27,400         458,395
  Rhone-Poulenc SA Series A............................       176,126       8,379,235
  SEB SA...............................................         9,000         722,255
  *#Saint-Gobain.......................................        65,436      10,297,286
  Silic (Societe Immobiliere de Location pour
    l'Industrie et le Commerce)........................           200          30,051
  #Societe Generale Paris..............................        70,432      12,828,849
  *#Sommer-Allibert SA.................................        14,800         417,826
  Sophia SA............................................         7,700         316,412
  *Thomson-CSF.........................................        87,203       2,813,824
  *Total SA............................................        40,000       4,872,540
  Union Assurances Federales SA........................         7,500         901,838
  Usinor...............................................       167,800       2,291,420
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $102,146,678)..................................                   153,139,123
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *AGF (Assurances Generales de France SA) Warrants
    06/15/00...........................................        41,214         374,916
  *Fonciere Lyonnaise SA Warrants 07/30/02.............           868             572
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $180,303)......................................                       375,488
                                                                       --------------
TOTAL -- FRANCE
  (Cost $102,326,981)..................................                   153,514,611
                                                                       --------------
SWITZERLAND -- (7.5%)
COMMON STOCKS -- (7.5%)
  #Ascom Holding AG, Bern..............................         1,410       2,699,632
  Baloise-Holding, Basel...............................        26,676      19,155,214
  Banca del Gotthard...................................         5,470       4,925,955
  Banque Cantonale Vaudois.............................         5,795       1,711,650
  Bobst SA, Prilly.....................................         2,553       3,150,342
  Ciba Spezialitaetenchemie Holding AG.................         2,100         156,101
  Financiere Richemont AG..............................         8,973      14,512,003
  Fischer (Georg) AG, Schaffhausen (Namen).............        12,987       4,245,093
  Forbo Holding AG, Eglisau............................         6,381       2,617,687
  Helvetia Patria Holding, St. Gallen..................         4,830       3,756,769
  Holderbank Financiere Glarus AG, Glarus..............           900       1,072,772
  Intershop Holding AG, Zuerich........................         5,400       3,189,960
  Jelmoli Holding AG, Zuerich..........................           500         466,023
  #Oerlikon-Buehrle Holding AG, Zuerich................        44,781       6,459,095
  Pargesa Holding SA, Geneve...........................         1,935       2,668,431
  Roche Holding AG, Basel..............................           892      15,486,009
  Sairgroup, Zuerich...................................        37,480       8,462,662
  Schindler Holding AG, Hergiswil......................         3,469       5,680,988
  Schweizerische National Versicherungs Gesellschaft,
    Basel..............................................         1,606       3,109,686
  Sig Schweizerische Industrie-Gesellschaft Holding AG,
    Neuhausen AM Rheinfall.............................         8,066       5,013,687
  Sika Finanz AG, Baar.................................         1,280         381,010
  Sulzer AG, Winterthur................................         8,280       4,853,229

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  United Bank of Switzerland...........................        37,000  $   10,734,281
  Von Roll Holding AG, Gerlafingen.....................        15,045         306,128
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $102,454,974)..................................                   124,814,407
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swiss Francs
    (Cost $62,400).....................................                        62,382
                                                                       --------------
TOTAL -- SWITZERLAND
  (Cost $102,517,374)..................................                   124,876,789
                                                                       --------------
NETHERLANDS -- (6.5%)
COMMON STOCKS -- (6.5%)
  ABN Amro Holding NV..................................     1,304,435      28,983,504
  Asr Verzekeringsgroep NV.............................        40,528       2,798,965
  Buhrmann NV..........................................        80,524       1,347,146
  DSM NV...............................................        40,983       3,826,703
  #Fortis (NL).........................................       547,320      17,826,615
  Ing Groep NV.........................................       732,972      39,278,127
  KLM (Koninklijke Luchtvaart Mij NV)..................        79,274       2,304,332
  Koninklijke Hoogovens NV.............................        34,857       1,352,177
  Koninklijke Philips Electronics......................       110,000       9,460,152
  Pakhoed NV...........................................        38,986         900,887
  Stork NV.............................................        27,615         584,709
  Vendex NV (non-food).................................         9,646         282,407
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $59,000,403)...................................                   108,945,724
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Asr Verzekerings Groep NV Rights 06/02/99...........        40,528               0
  *Fortis (NL) Rights 06/17/99.........................       547,320               0
  *Ing Groep NV Rights 06/07/99........................       732,972               0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                             0
                                                                       --------------
TOTAL -- NETHERLANDS
  (Cost $59,000,403)...................................                   108,945,724
                                                                       --------------
ITALY -- (5.1%)
COMMON STOCKS -- (5.1%)
  Banca Commerciale Italiana SpA.......................     3,565,000      25,683,149
  #Banca di Roma.......................................     7,168,500      10,493,632
  *#Banca Toscana......................................       607,000       2,665,677
  #CIR SpA (Cie Industriale Riunite), Torino...........       885,000       1,175,213
  *#Cartiere Burgo SpA.................................       235,000       1,511,167
  #Cia Assicuratrice Unipol SpA........................       116,134         506,367
  #Fiat SpA............................................     3,997,899      12,916,945
  *Finmeccanica SpA....................................     2,000,000       1,838,181
  #Ifil Finanziaria Partecipazioni SpA, Torino.........     1,020,375       3,478,139
  *Ing C.Olivetti & C SpA, Ivrea.......................     1,200,000       3,751,647
  #Italcementi Fabbriche Riunite Cemento SpA,
    Bergamo............................................       364,000       4,148,560
  Italmobiliare SpA, Milano............................        14,330         382,081
  #Magneti Marelli SpA.................................       700,000         933,206
  #Montedison SpA......................................     5,455,000       4,853,934
  San Paolo-Imi SpA....................................       657,000       8,896,202
                                                               SHARES          VALUE+
                                                         ------------  --------------
  Sirti SpA............................................        25,000  $      124,689
  #Toro Assicurazioni Cia Anonima d'Assicurazione di
    Torino SpA.........................................       168,350       2,270,766
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $49,565,807)...................................                    85,629,555
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Finmeccanica SpA Warrants 06/30/00
    (Cost $0)..........................................     2,406,375         130,839
                                                                       --------------
TOTAL -- ITALY
  (Cost $49,565,807)...................................                    85,760,394
                                                                       --------------
SPAIN -- (3.3%)
COMMON STOCKS -- (3.3%)
  *Acerinox SA.........................................       154,740       4,449,434
  Aumar (Autopistas del Mare Nostrum SA)...............       176,800       3,972,722
  #Autopistas Concesionaria Espanola SA................       432,180       5,526,633
  *Azucarera Ebro Agricolas SA.........................       111,600       1,748,016
  *Banco Pastor SA, La Coruna..........................        39,600       2,061,611
  Cementos Portland SA.................................        26,000         948,786
  Compania Espanola de Petroleos SA, Madrid............       149,794       4,722,275
  *#Corporacion Mapfre Compania Internacional de
    Reaseguros SA, Majadah Onda........................        36,300         754,178
  *Cristaleria Espanol SA Em 98........................         5,792         297,116
  Cristaleria Espanola SA, Madrid......................        34,752       1,820,485
  FESCA (Fuerzas Electricas de Cataluna SA) Series A...       180,000       1,644,953
  #Grupo Dragados......................................       152,189       5,275,168
  #Hidroelectrica del Cantabrico SA, Oviedo............        99,900       4,324,494
  Iberdrola SA.........................................       535,000       7,686,171
  *Metrovacesa SA......................................        89,964       2,029,030
  Portland Valderrivas SA..............................         2,784          89,658
  Sevillana de Electricidad SA.........................       210,000       2,437,316
  Union Electrica Fenosa SA............................       230,000       3,010,937
  Uralita SA...........................................        24,500         226,202
  *Vallehermoso SA.....................................       240,000       2,351,367
                                                                       --------------
TOTAL -- SPAIN
  (Cost $46,396,415)...................................                    55,376,552
                                                                       --------------
HONG KONG -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amoy Properties, Ltd.................................     4,570,500       3,772,163
  HKR International, Ltd...............................     1,077,384         729,418
  Hang Lung Development Co., Ltd.......................     2,126,000       2,467,474
  Hysan Development Co., Ltd...........................     1,683,823       2,486,272
  Kerry Properties, Ltd................................     1,261,000       1,300,924
  New World Development Co., Ltd.......................     1,932,105       4,721,573
  Shangri-la Asia, Ltd.................................     2,982,000       3,191,777
  *Sino Hotels (Holdings), Ltd.........................       391,653          50,001
  Sino Land Co., Ltd...................................     4,915,200       2,646,333
  Swire Pacific, Ltd. Series A.........................     1,062,000       5,067,258
  Tsim Sha Tsui Properties, Ltd........................     1,174,000         764,550

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Wharf Holdings, Ltd..................................     3,672,000  $    9,352,259
  Wheelock and Co., Ltd................................     3,243,000       3,680,242
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $53,398,479)...................................                    40,230,244
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Hong Kong Dollars
    (Cost $39,272).....................................                        39,272
                                                                       --------------
TOTAL -- HONG KONG
  (Cost $53,437,751)...................................                    40,269,516
                                                                       --------------
AUSTRALIA -- (2.4%)
COMMON STOCKS -- (2.4%)
  Amcor, Ltd...........................................       505,844       2,695,480
  #Boral, Ltd..........................................     1,009,742       1,650,488
  CSR, Ltd.............................................       842,897       2,267,808
  George Weston Foods, Ltd.............................        65,489         295,447
  Goodman Fielder, Ltd.................................       152,399         149,463
  MIM Holdings.........................................     1,394,796         756,921
  News Corp., Ltd......................................     1,167,569       9,664,472
  North, Ltd...........................................       420,283         763,921
  Pacific Dunlop, Ltd..................................       756,467       1,351,735
  Pasminco, Ltd........................................       134,947         132,348
  Pioneer International, Ltd...........................       658,231       1,532,111
  Quantas Airways, Ltd.................................       906,085       2,665,897
  Rio Tinto, Ltd.......................................       492,912       6,928,987
  Santos, Ltd..........................................        72,627         225,555
  #St. George Bank, Ltd................................        55,421         386,163
  Stockland Trust Group................................       157,092         353,325
  *Stockland Trust Group Issue 99......................         5,334          12,102
  #Suncorp-Metway Limited..............................        52,500         304,813
  WMC, Ltd.............................................       844,189       3,135,089
  Westpac Banking Corp.................................       700,000       4,801,041
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $37,814,352)...................................                    40,073,166
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Australian Dollar
    (Cost $27,951).....................................                        28,682
                                                                       --------------
PREFERRED STOCKS -- (0.0%)
  Village Roadshow, Ltd. 2.2% Class A
    (Cost $6,026)......................................         1,867           2,808
                                                                       --------------
TOTAL -- AUSTRALIA
  (Cost $37,848,329)...................................                    40,104,656
                                                                       --------------
SWEDEN -- (2.3%)
COMMON STOCKS -- (2.3%)
  *#Assidomaen AB......................................       164,500       3,309,828
  *#Boliden, Ltd.......................................        57,213         128,796
  Fastighets AB Balder.................................         8,000          83,981
  Gambro AB Series A...................................        42,500         426,322
  *Gambro AB Series B..................................        15,900         160,422
  Kinnevik Industrifoervaltnings AB Series A...........         3,200          63,453
  *#Kinnevik Industrifoervaltnings AB Series B.........        36,000         751,633
  Mo Och Domsjoe AB Series A...........................         6,300         161,664
  Mo Och Domsjoe AB Series B...........................       118,300       2,814,916
  NCC AB Series A......................................        45,400         460,708
  #NCC AB Series B.....................................        95,000         991,738
  SSAB Swedish Steel Series A..........................       129,900       1,469,709
                                                               SHARES          VALUE+
                                                         ------------  --------------
  SSAB Swedish Steel Series B..........................        48,000  $      537,481
  Skandinaviska Enskilda Banken Series A...............       100,000       1,213,064
  #Svedala Industri....................................        28,700         466,989
  Svenska Cellulosa AB Series A........................        57,000       1,343,002
  Svenska Cellulosa AB Series B........................       217,600       5,076,207
  Svenska Handelsbanken Series A.......................        80,000       2,897,357
  Svenska Kullagerfabriken AB Series A.................        68,400       1,029,192
  #Svenska Kullagerfabriken AB Series B................        89,700       1,407,230
  Sydkraft AB Series C.................................         6,600         117,399
  #Trelleborg AB Series B..............................       146,400       1,306,330
  Volvo AB Series A....................................       192,600       4,863,676
  Volvo AB Series B....................................       305,100       7,757,989
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $38,625,606)...................................                    38,839,086
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Swedish Krona
    (Cost $52,294).....................................                        52,439
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
  *Kinnevik Industrifoervaltnings AB Series A Rights
    06/17/99...........................................         3,200           2,075
  *Kinnevik Industrifoervaltnings AB Series B Rights
    06/17/99...........................................        36,000          25,195
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                        27,270
                                                                       --------------
TOTAL -- SWEDEN
  (Cost $38,677,900)...................................                    38,918,795
                                                                       --------------
BELGIUM -- (1.3%)
COMMON STOCKS -- (1.3%)
  *Banque Bruxelles Lambert VVPR.......................           128               3
  Bekaert SA...........................................         3,400       1,422,029
  Cimenteries CBR Cementsedrijoen......................         2,900         264,717
  #Credit Communal Holding Dexia Belgium...............         5,400         836,216
  Electrafina SA.......................................         8,000         903,407
  *Fortis AG...........................................        32,270         182,543
  Fortis AG Class B....................................        90,000       2,893,724
  *Fortis AG Strips....................................       290,430           3,037
  *Generale de Banque SA VVPR..........................           630              16
  *#Glaverbel SA.......................................        14,812       1,445,764
  *Glaverbel SA VVPR...................................            22               1
  #Groupe Bruxelles Lambert SA, Bruxelles..............         6,300       1,100,086
  #Nationale a Portefeuille............................         4,700         380,863
  Sofina SA............................................        10,500         395,240
  Solvay SA............................................       101,490       6,786,304
  Suez Lyonnaise des Eaux..............................        19,080       3,152,136
  *Suez Lyonnaise des Eaux SA VVPR.....................        19,080             200
  *Suez Lyonnaise ds Eaux CVG..........................        19,080         182,744
  *Tessenderlo Chemie..................................         3,700         155,640
  Union Miniere SA.....................................        40,200       1,477,478
                                                                       --------------
TOTAL -- BELGIUM
  (Cost $19,144,906)...................................                    21,582,148
                                                                       --------------
FINLAND -- (1.1%)
COMMON STOCKS -- (1.1%)
  #Asko Oyj............................................        48,100         849,965

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
  Kemira Oyj...........................................       229,200  $    1,411,560
  #Kesko Oyj...........................................       104,300       1,385,025
  Metra Oyj Series B...................................        43,200         964,387
  #Metsa-Serla Oyj Series B............................       249,500       1,917,465
  Outokumpu Oyj Series A...............................       221,600       2,289,266
  Rauma Oyj............................................        25,900         287,062
  Rautaruukki Oy Series K..............................       237,100       1,462,693
  Stora Enso AB Series A...............................       172,971       1,763,386
  Stora Enso AB Series B...............................       436,189       4,460,495
  #Upm-Kymmene Oyj.....................................        48,900       1,436,761
  Valmet Corp. - (FIM).................................        84,500         865,869
                                                                       --------------
TOTAL -- FINLAND
  (Cost $21,503,897)...................................                    19,093,934
                                                                       --------------
DENMARK -- (1.1%)
COMMON STOCKS -- (1.1%)
  Den Danske Bank A.S..................................        44,140       4,745,889
  Forsikringsselskabet Codan A.S.......................         7,662         789,305
  Jyske Bank A.S.......................................         9,990         799,963
  Kapital Holdings A.S.................................        32,497       1,216,513
  Tele Danmark A.S. Series B...........................        50,000       5,122,634
  Tryg Baltica Forsikring A.S..........................        56,055       1,443,635
  Unidanmark A.S. Series A.............................        51,864       3,649,454
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $15,654,407)...................................                    17,767,393
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Danish Krone
    (Cost $28,882).....................................                        28,036
                                                                       --------------
TOTAL -- DENMARK
  (Cost $15,683,289)...................................                    17,795,429
                                                                       --------------
SINGAPORE -- (0.7%)
COMMON STOCKS -- (0.7%)
  Fraser & Neave, Ltd..................................       769,000       3,031,895
  Industrial & Commercial Bank, Ltd....................        13,000          29,697
  Keppel Corp., Ltd....................................     1,379,000       3,933,764
  Keppel Land, Ltd.....................................       600,000       1,019,290
  Singapore Airlines, Ltd. (Foreign)...................        40,000         357,157
  Singapore Land, Ltd..................................     1,048,000       2,880,173
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $13,954,087)...................................                    11,251,976
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Singapore Dollars
    (Cost $62).........................................                            62
                                                                       --------------
TOTAL -- SINGAPORE
  (Cost $13,954,149)...................................                    11,252,038
                                                                       --------------
NORWAY -- (0.5%)
COMMON STOCKS -- (0.5%)
  #Bergesen Dy ASA Series A............................       105,892       1,584,277
  Den Norske Bank ASA Series A.........................       589,194       2,039,421
  #Kvaerner ASA........................................        59,851         990,303
  #Norsk Hydro ASA.....................................        31,700       1,247,978
  #Norske Skogindustrier ASA Series A..................        52,781       1,840,332
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $10,772,769)...................................                     7,702,311
                                                                       --------------
                                                               SHARES          VALUE+
                                                         ------------  --------------
RIGHTS/WARRANTS -- (0.0%)
  *Kvaerner ASA Rights 06/09/99
    (Cost $0)..........................................        59,851  $       28,836
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *Norwegian Krone
    (Cost $5)..........................................                             5
                                                                       --------------
TOTAL -- NORWAY
  (Cost $10,772,774)...................................                     7,731,152
                                                                       --------------
MALAYSIA -- (0.3%)
COMMON STOCKS -- (0.3%)
  Berjaya Group Berhad.................................       750,000         173,684
  *Berjaya Industrial Berhad...........................       691,000          66,918
  Berjaya Land Berhad..................................       235,000          83,116
  Genting Berhad.......................................       750,000       2,131,579
  Golden Hope Plantations Berhad.......................     1,340,000         947,874
  Hap Seng Consolidated Berhad.........................        70,000          33,453
  Highlands and Lowlands Berhad........................       607,000         368,034
  Hong Leong Credit Berhad.............................       309,000         310,951
  IOI Corp. Berhad.....................................       436,000         237,735
  Kuala Lumpur Kepong Berhad...........................       677,000         791,021
  Sime Darby Berhad (Malaysia).........................       621,000         651,069
                                                                       --------------
TOTAL -- MALAYSIA
  (Cost $12,228,624)...................................                     5,795,434
                                                                       --------------
PORTUGAL -- (0.3%)
COMMON STOCKS -- (0.3%)
  Banco Espirito Santo e Comercial de Lisboa...........        41,192       1,012,163
  Cimpor Cimentos de Portugal SA.......................        26,885         717,960
  Portugal Telecom SA..................................        63,528       2,882,866
                                                                       --------------
TOTAL -- PORTUGAL
  (Cost $4,634,237)....................................                     4,612,989
                                                                       --------------
NEW ZEALAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Carter Holt Harvey, Ltd..............................     1,370,700       1,572,659
  Lion Nathan, Ltd.....................................       432,600       1,039,065
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $2,915,295)....................................                     2,611,724
                                                                       --------------
INVESTMENT IN CURRENCY -- (0.0%)
  *New Zealand Dollar
    (Cost $179)........................................                           186
                                                                       --------------
TOTAL -- NEW ZEALAND
  (Cost $2,915,474)....................................                     2,611,910
                                                                       --------------
IRELAND -- (0.2%)
COMMON STOCKS -- (0.2%)
  Greencore Group P.L.C................................        52,764         193,097
  Independent Newspapers P.L.C.........................       112,098         580,193
  Irish Permanent P.L.C................................        37,534         480,762
  Jefferson Smurfit Group P.L.C........................       475,872       1,243,941
                                                                       --------------
TOTAL -- IRELAND
  (Cost $1,997,369)....................................                     2,497,993
                                                                       --------------

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

                                                               SHARES          VALUE+
                                                         ------------  --------------
AUSTRIA -- (0.1%)
COMMON STOCKS -- (0.1%)
  #Bank Austria AG.....................................        24,052  $    1,234,816
  Voest-Alpine Stahl AG................................         9,900         277,317
                                                                       --------------
TOTAL -- AUSTRIA
  (Cost $1,416,673)....................................                     1,512,133
                                                                       --------------
EMU -- (0.1%)
INVESTMENT IN CURRENCY -- (0.1%)
  *Euro Currency (Cost $1,222,382).....................                     1,222,134
                                                                       --------------

                                                             FACE
                                                            AMOUNT             VALUE+
                                                         ------------  --------------
TEMPORARY CASH
  INVESTMENTS -- (0.6%)
  Repurchase Agreement, PNC Capital Markets Inc. 4.60%,
    06/01/99 (Collateralized by U.S. Treasury Notes
    6.75%, 04/30/00, valued at $10,710,000) to be
    repurchased at $10,554,392.
    (Cost $10,549,000).................................  $     10,549  $   10,549,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,537,118,298)++..............................                $1,670,873,465
                                                                       ==============
--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
   #  Total or Partial Securities on Loan
  ++  Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF ASSETS AND LIABILITIES

                                  MAY 31, 1999
                                  (UNAUDITED)
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                             THE U.S. LARGE CAP       THE DFA INTERNATIONAL
                                                                                VALUE SERIES              VALUE SERIES
                                                                           -----------------------  -------------------------
ASSETS:
Investments at Value.....................................................       $   1,910,106            $     1,670,873
Collateral for Securities Loaned.........................................              95,996                    227,054
Receivables
  Dividends, Interest, and Tax Reclaims..................................               5,265                     12,282
  Investment Securities Sold.............................................               1,184                     22,817
  Fund Shares Sold.......................................................                 246                      1,314
Prepaid Expenses and Other Assets........................................                   8                         26
                                                                                -------------            ---------------
    Total Assets.........................................................           2,012,805                  1,934,366
                                                                                -------------            ---------------

LIABILITIES:
Payable for Securities Loaned............................................              95,996                    227,054
Payable for Investment Securities Purchased..............................               3,742                         --
Payable for Fund Shares Redeemed.........................................               2,205                      1,006
Accrued Expenses and Other Liabilities...................................                 340                        495
                                                                                -------------            ---------------
    Total Liabilities....................................................             102,283                    228,555
                                                                                -------------            ---------------

NET ASSETS...............................................................       $   1,910,522            $     1,705,811
                                                                                =============            ===============

SHARES OUTSTANDING $.01 PAR VALUE
  (Authorized 100,000,000)...............................................          96,310,399                138,093,497
                                                                                =============            ===============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE.................       $       19.84            $         12.35
                                                                                =============            ===============
Investments at Cost......................................................       $   1,533,129            $     1,537,118
                                                                                =============            ===============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                            STATEMENTS OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 1999
                                  (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                       THE U.S.            THE DFA
                                                      LARGE CAP          INTERNATIONAL
                                                      VALUE SERIES       VALUE SERIES
                                                      ------------       --------------
INVESTMENT INCOME:
  Dividends (Net of Foreign Taxes Withheld of $0
    and $2,623, respectively).....................      $ 17,481            $ 24,515
  Interest........................................           498                 355
  Income from Securities Lending..................            41                 700
                                                        --------            --------
      Total Investment Income.....................        18,020              25,570
                                                        --------            --------

EXPENSES
  Investment Advisory Services....................           903               1,726
  Accounting & Transfer Agent Fees................           366                 417
  Custodian's Fee.................................           125                 232
  Legal Fees......................................            12                  19
  Audit Fees......................................            16                  17
  Shareholders' Reports...........................            15                  16
  Trustees' Fees and Expenses.....................             3                   4
  Other...........................................            23                  57
                                                        --------            --------
      Total Expenses..............................         1,463               2,488
                                                        --------            --------
  NET INVESTMENT INCOME...........................        16,557              23,082
                                                        ========            ========

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net Realized Gain on Investment Securities......       194,883              57,159
  Net Realized Loss on Foreign Currency
    Transactions..................................            --                (429)
  Change in Unrealized Appreciation (Depreciation)
    of:
      Investment Securities.......................        45,351             (11,745)
      Translation of Foreign Currency Denominated
        Amounts...................................            --                (343)
                                                        --------            --------
  NET GAIN ON INVESTMENT SECURITIES...............       240,234              44,642
                                                        --------            --------
NET INCREASE IN ASSETS RESULTING FROM
  OPERATIONS......................................      $256,791            $ 67,724
                                                        ========            ========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                          THE U.S. LARGE CAP VALUE           THE DFA INTERNATIONAL VALUE
                                                   SERIES                              SERIES
                                        -----------------------------       -----------------------------
                                        SIX MONTHS           YEAR           SIX MONTHS           YEAR
                                          ENDED             ENDED             ENDED             ENDED
                                         MAY 31,          NOV. 30,           MAY 31,          NOV. 30,
                                           1999              1998              1999              1998
                                        -----------       -----------       -----------       -----------
                                        (UNAUDITED)                         (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.............    $   16,557        $   27,904        $   23,082        $   32,873
  Net Realized Gain on Investment
    Securities......................       194,883           136,077            57,159            11,162
  Net Realized Gain (Loss) on
    Foreign Currency Transactions...            --                --              (429)              895
  Change in Unrealized Appreciation
    (Depreciation) of:
    Investment Securities and
      Foreign Currency..............        45,351            12,481           (11,745)          151,571
    Translation of Foreign Currency
      Denominated Amounts...........            --                --              (343)              158
                                        ----------        ----------        ----------        ----------

      Net Increase in Net Assets
        Resulting from Operations...       256,791           176,462            67,724           196,659
                                        ----------        ----------        ----------        ----------

Distributions From:
  Net Investment Income.............        (8,508)          (28,682)           (6,867)          (39,352)
  Net Realized Gains................      (135,996)          (82,634)           (3,807)           (4,181)
                                        ----------        ----------        ----------        ----------
      Total Distributions...........      (144,504)         (111,316)          (10,674)          (43,533)
                                        ----------        ----------        ----------        ----------

Capital Share Transactions (1):
  Shares Issued.....................       111,414           281,067            74,411           161,527
  Shares Issued in Lieu of Cash
    Distributions...................       142,397            91,193            10,674            43,533
  Shares Redeemed...................      (211,483)         (171,495)         (156,573)         (220,023)
                                        ----------        ----------        ----------        ----------

      Net Increase (Decrease) from
        Capital Share
        Transactions................        42,328           200,765           (71,488)          (14,963)
                                        ----------        ----------        ----------        ----------

      Total Increase (Decrease).....       154,615           265,911           (14,438)          138,163

NET ASSETS
  Beginning of Period...............     1,755,907         1,489,996         1,720,249         1,582,086
                                        ----------        ----------        ----------        ----------
  End of Period.....................    $1,910,522        $1,755,907        $1,705,811        $1,720,249
                                        ==========        ==========        ==========        ==========

(1) SHARES ISSUED AND REDEEMED:
   Shares Issued....................         6,017            15,137             6,110            13,637
   Shares Issued in Lieu of Cash
     Distributions..................         8,341             5,270               902             3,743
   Shares Redeemed..................       (11,483)           (9,356)          (12,834)          (18,668)
                                        ----------        ----------        ----------        ----------
                                             2,875            11,051            (5,822)           (1,288)
                                        ==========        ==========        ==========        ==========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                        THE U.S. LARGE CAP VALUE SERIES

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                    SIX MONTHS            YEAR            YEAR            YEAR            YEAR            YEAR
                                       ENDED              ENDED           ENDED           ENDED           ENDED           ENDED
                                     MAY 31,            NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                       1999               1998            1997            1996            1995            1994
                                 ------------------    ------------    ------------    ------------    ------------    ------------
                                    (UNAUDITED)
Net Asset Value, Beginning of
  Period......................         $     18.79     $     18.09     $     15.52     $     13.29     $      9.92     $     10.59
                                       -----------     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......                0.17            0.31            0.32            0.31            0.32            0.33
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............                2.43            1.71            3.38            2.57            3.53           (0.65)
                                       -----------     -----------     -----------     -----------     -----------     -----------
    Total from Investment
      Operations..............                2.60            2.02            3.70            2.88            3.85           (0.32)
                                       -----------     -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
  Net Investment Income.......               (0.09)          (0.32)          (0.31)          (0.31)          (0.31)          (0.35)
  Net Realized Gains..........               (1.46)          (1.00)          (0.82)          (0.34)          (0.17)             --
                                       -----------     -----------     -----------     -----------     -----------     -----------
    Total Distributions.......               (1.55)          (1.32)          (1.13)          (0.65)          (0.48)          (0.35)
                                       -----------     -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of
  Period......................         $     19.84     $     18.79     $     18.09     $     15.52     $     13.29     $      9.92
                                       ===========     ===========     ===========     ===========     ===========     ===========
Total Return..................               15.20%#         11.93%          25.31%          22.48%          39.26%          (3.13)%
Net Assets, End of Period
  (thousands).................         $ 1,910,522     $ 1,755,907     $ 1,489,996     $   987,942     $   423,027     $   198,848
Ratio of Expenses to Average
  Net Assets..................                0.16%*          0.16%           0.18%           0.19%           0.21%           0.22%
Ratio of Net Investment Income
  to Average Net Assets.......                1.84%*          1.67%           1.96%           2.37%           2.84%           3.72%
Portfolio Turnover Rate.......               37.54%*         24.70%          17.71%          20.12%          29.41%          39.33%

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                       THE DFA INTERNATIONAL VALUE SERIES
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                 SIX MONTHS         YEAR            YEAR            YEAR            YEAR          FEB. 16
                                    ENDED           ENDED           ENDED           ENDED           ENDED            TO
                                  MAY 31,         NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                    1999            1998            1997            1996            1995            1994
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                 (UNAUDITED)
Net Asset Value, Beginning of
  Period......................   $     11.95     $     10.90     $     11.79     $     10.55     $     10.06     $     10.00
                                 -----------     -----------     -----------     -----------     -----------     -----------
INCOME FROM INVESTMENT
  OPERATIONS
  Net Investment Income.......          0.17            0.22            0.24            0.23            0.20            0.13
  Net Gains (Losses) on
    Securities (Realized and
    Unrealized)...............          0.31            1.13           (0.67)           1.32            0.52            0.07
                                 -----------     -----------     -----------     -----------     -----------     -----------
    Total from Investment
      Operations..............          0.48            1.35           (0.43)           1.55            0.72            0.20
                                 -----------     -----------     -----------     -----------     -----------     -----------
LESS DISTRIBUTIONS
  Net Investment Income.......         (0.05)          (0.27)          (0.22)          (0.23)          (0.21)          (0.13)
  Net Realized Gains..........         (0.03)          (0.03)          (0.24)          (0.08)          (0.02)          (0.01)
                                 -----------     -----------     -----------     -----------     -----------     -----------
    Total Distributions.......         (0.08)          (0.30)          (0.46)          (0.31)          (0.23)          (0.14)
                                 -----------     -----------     -----------     -----------     -----------     -----------
Net Asset Value, End of
  Period......................   $     12.35     $     11.95     $     10.90     $     11.79     $     10.55     $     10.06
                                 ===========     ===========     ===========     ===========     ===========     ===========
Total Return..................          4.00%#         12.50%          (3.84)%         14.85%           7.20%           1.99%#
Net Assets, End of Period
  (thousands).................   $ 1,705,811     $ 1,720,249     $ 1,582,086     $ 1,356,852     $   609,386     $   348,381
Ratio of Expenses to Average
  Net Assets..................          0.29%*          0.29%           0.32%           0.36%           0.42%           0.45%*
Ratio of Expenses to Average
  Net Assets (excluding
  waivers and assumption of
  expenses)...................          0.29%*          0.29%           0.32%           0.36%           0.42%           0.48%*
Ratio of Net Investment Income
  to Average Net Assets.......          2.68%*          1.90%           2.09%           2.23%           2.14%           1.84%*
Ratio of Net Investment Income
  to Average Net Assets
  (excluding waivers and
  assumption of expenses).....          2.68%*          1.90%           2.09%           2.23%           2.14%           1.81%*
Portfolio Turnover Rate.......          6.60%*         15.41%          22.55%          12.23%           9.75%           1.90%*

--------------------------------------------------------------------------------
   *  Annualized
   #  Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers seventeen series, of which two are presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods determined by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series' intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on May 28, 1999.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 1999, the advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.10 of 1% and 0.20 of 1% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 1999, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

                                                                                   PURCHASES      SALES
                                                                                  -----------  -----------
                                                                                     (000)        (000)
The U.S. Large Cap Value Series.................................................  $   334,959  $   413,648
The DFA International Value Series..............................................       55,994      134,228

E. INVESTMENT TRANSACTIONS:

    At May 31, 1999, gross unrealized appreciation and depreciation for financial reporting and federal income tax purposes of investment securities was as follows (amounts in thousands):

                                                                            GROSS UNREALIZED   GROSS UNREALIZED
                                                                              APPRECIATION       DEPRECIATION         NET
                                                                            -----------------  -----------------  -----------
                                                                                  (000)              (000)           (000)
The U.S. Large Cap Value Series...........................................     $   447,977       $     (71,000)   $   376,977
The DFA International Value Series........................................         352,500            (218,745)       133,755

F. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each series is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each series is individually, and not jointly liable for its particular advances under the line. The DFA International Value Series had no borrowings under the line of credit during the six months ended May 31, 1999. Borrowings under the line of credit for The U.S. Large Cap Value Series during the six months ending May 31, 1999 were as follows:

   WEIGHTED         WEIGHTED         NUMBER OF       INTEREST     MAXIMUM AMOUNT
    AVERAGE         AVERAGE            DAYS           EXPENSE     BORROWED DURING
 INTEREST RATE    LOAN BALANCE      OUTSTANDING      INCURRED       THE PERIOD
---------------  --------------  -----------------  -----------  -----------------
        5.55%     $  2,389,000              12       $   7,365    $     7,639,000

    There were no outstanding borrowings under the line of credit at May 31, 1999.

G. COMPONENTS OF NET ASSETS:

    At May 31, 1999, net assets consisted of (amounts in thousands):

                                                                                      THE U.S. LARGE    THE DFA INTERNATIONAL
                                                                                     CAP VALUE SERIES       VALUE SERIES
                                                                                     -----------------  ---------------------
Paid-In Capital....................................................................   $     1,329,649       $   1,494,885
Undistributed Net Investment Income................................................             9,020              11,491
Undistributed Net Realized Gain....................................................           194,876              66,312
Unrealized Appreciation of Investment Securities...................................           376,977             133,755
Accumulated Net Realized Foreign Exchange Loss.....................................                --                (429)
Accumulated Net Foreign Exchange Loss..............................................                --                (203)
                                                                                      ---------------       -------------
Total Net Assets...................................................................   $     1,910,522       $   1,705,811
                                                                                      ===============       =============

H. SECURITIES LENDING:

    Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. Loans of international securities are required at all time to be secured by collateral at least equal to 105% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, replace the loaned securities. Such cash collateral for May 31, 1999 was reinvested into overnight repurchase agreements with Salomon Brothers, Barclays de Zoette Wedd, and Fuji Securities, which was in turn collateralized by U.S. Government Treasury Securities. As of May 31, 1999, the market value of securities on loan to brokers, the related collateral cash received was and the value of collateral on overnight repurchase agreements was as follows:

                                                                                                        VALUE OF COLLATERAL
                                                                                VALUE OF COLLATERAL         ON OVERNIGHT
                                                           VALUE OF SECURITIES  AND INDEMNIFICATION    REPURCHASE AGREEMENTS
                                                           -------------------  --------------------  ------------------------
The U.S. Large Cap Value Series..........................    $    92,025,925      $     95,995,560        $     96,583,619
The DFA International Value Series.......................        211,296,713           227,053,514             258,880,663